UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2014

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.0%
Aerospace and Defense — 3.1%
Boeing Co. (The)	6,846	872,043
Honeywell International, Inc.	9,464	881,288
Lockheed Martin Corp.	5,019	917,373
Northrop Grumman Corp.	4,206	554,183
Raytheon Co.	8,465	860,213
		4,085,100
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	9,364	920,387
Airlines — 0.5%
Southwest Airlines Co.	21,510	726,393
Auto Components — 0.6%
Delphi Automotive plc	3,553	217,941
Magna International, Inc.	5,832	553,515
		771,456
Banks — 2.1%
Bank of America Corp.	47,123	803,447
Citigroup, Inc.	1,282	66,433
JPMorgan Chase & Co.	15,577	938,359
SunTrust Banks, Inc.	12,181	463,243
Wells Fargo & Co.	9,292	481,976
		2,753,458
Beverages — 0.6%
Coca-Cola Co. (The)	1,176	50,168
Dr Pepper Snapple Group, Inc.	12,032	773,778
PepsiCo, Inc.	129	12,009
		835,955
Biotechnology — 2.8%
Amgen, Inc.	8,388	1,178,178
Biogen Idec, Inc.(1)	3,042	1,006,324
Celgene Corp.(1)	6,119	579,959
Gilead Sciences, Inc.(1)	6,443	685,857
United Therapeutics Corp.(1)	2,361	303,743
		3,754,061
Capital Markets — 0.9%
Franklin Resources, Inc.	9,991	545,609
T. Rowe Price Group, Inc.	1,860	145,824
Waddell & Reed Financial, Inc., Class A	10,589	547,345
		1,238,778
Chemicals — 2.7%
Albemarle Corp.	2,818	165,980
Ashland, Inc.	5,822	606,070
Cabot Corp.	5,410	274,666

Dow Chemical Co. (The)	19,375	1,016,025
E.I. du Pont de Nemours & Co.	595	42,697
Eastman Chemical Co.	7,437	601,579
International Flavors & Fragrances, Inc.	1,314	125,987
Olin Corp.	4,013	101,328
PPG Industries, Inc.	3,170	623,666
		3,557,998
Commercial Services and Supplies — 0.1%
Deluxe Corp.	961	53,009
Pitney Bowes, Inc.	3,392	84,766
		137,775
Communications Equipment — 1.8%
Cisco Systems, Inc.	49,062	1,234,891
QUALCOMM, Inc.	15,825	1,183,235
		2,418,126
Consumer Finance — 0.4%
Cash America International, Inc.	13,153	576,101
Containers and Packaging — 0.8%
Ball Corp.	10,385	657,059
Sonoco Products Co.	11,221	440,873
		1,097,932
Diversified Consumer Services — 0.4%
H&R Block, Inc.	15,090	467,941
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	3,076	424,919
Voya Financial, Inc.	16,511	645,580
		1,070,499
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	6,287	221,554
Verizon Communications, Inc.	6,365	318,186
		539,740
Electrical Equipment — 0.7%
Emerson Electric Co.	11,258	704,526
Rockwell Automation, Inc.	1,572	172,731
		877,257
Electronic Equipment, Instruments and Components — 0.4%
TE Connectivity Ltd.	8,827	488,045
Energy Equipment and Services — 1.7%
Baker Hughes, Inc.	12,441	809,411
National Oilwell Varco, Inc.	7,479	569,152
Schlumberger Ltd.	9,166	932,091
		2,310,654
Food Products — 2.4%
Archer-Daniels-Midland Co.	18,358	938,094
Bunge Ltd.	6,028	507,738
Ingredion, Inc.	3,774	286,032
Kellogg Co.	10,546	649,634
Pilgrim's Pride Corp.(1)	14,281	436,427
Sanderson Farms, Inc.	1,433	126,032

Tyson Foods, Inc., Class A	6,433	253,267
		3,197,224
Gas Utilities — 0.1%
New Jersey Resources Corp.	2,861	144,509
Health Care Equipment and Supplies — 1.9%
Becton Dickinson and Co.	5,884	669,658
C.R. Bard, Inc.	2,508	357,917
Medtronic, Inc.	14,164	877,460
St. Jude Medical, Inc.	9,694	582,900
		2,487,935
Health Care Providers and Services — 0.6%
Cardinal Health, Inc.	9,821	735,789
Hotels, Restaurants and Leisure — 0.9%
Las Vegas Sands Corp.	8,192	509,624
Royal Caribbean Cruises Ltd.	1,765	118,767
SeaWorld Entertainment, Inc.	6,129	117,861
Wyndham Worldwide Corp.	3,178	258,244
Yum! Brands, Inc.	2,020	145,400
		1,149,896
Household Durables — 0.5%
Newell Rubbermaid, Inc.	10,436	359,103
NVR, Inc.(1)	269	303,975
		663,078
Household Products — 1.4%
Energizer Holdings, Inc.	6,001	739,383
Kimberly-Clark Corp.	7,402	796,233
Procter & Gamble Co. (The)	4,470	374,318
		1,909,934
Industrial Conglomerates — 0.8%
3M Co.	509	72,115
Danaher Corp.	5,518	419,258
General Electric Co.	22,167	567,918
		1,059,291
Insurance — 2.9%
Allstate Corp. (The)	12,036	738,649
American International Group, Inc.	17,632	952,481
Amtrust Financial Services, Inc.	12,301	489,826
Aspen Insurance Holdings Ltd.	8,777	375,392
Everest Re Group Ltd.	1,743	282,384
Hanover Insurance Group, Inc. (The)	4,722	290,025
Old Republic International Corp.	4,815	68,758
RenaissanceRe Holdings Ltd.	6,379	637,836
		3,835,351
Internet and Catalog Retail — 0.6%
Amazon.com, Inc.(1)	346	111,564
Expedia, Inc.	2,584	226,410
HSN, Inc.	511	31,360
Priceline Group, Inc. (The)(1)	327	378,856
		748,190

Internet Software and Services — 1.3%
eBay, Inc.(1)	14,544	823,627
Google, Inc., Class A(1)	1,571	924,392
		1,748,019
IT Services — 1.3%
Amdocs Ltd.	5,757	264,131
International Business Machines Corp.	7,642	1,450,681
		1,714,812
Machinery — 1.3%
Caterpillar, Inc.	8,611	852,747
Parker-Hannifin Corp.	5,262	600,657
Snap-On, Inc.	2,298	278,242
		1,731,646
Media — 1.4%
John Wiley & Sons, Inc., Class A	2,651	148,748
Time Warner, Inc.	12,592	947,044
Walt Disney Co. (The)	7,891	702,536
		1,798,328
Multi-Utilities — 0.4%
Wisconsin Energy Corp.	13,861	596,023
Multiline Retail — 1.3%
Dillard's, Inc., Class A	4,838	527,245
Kohl's Corp.	8,133	496,357
Macy's, Inc.	12,292	715,149
		1,738,751
Oil, Gas and Consumable Fuels — 3.6%
Chevron Corp.	3,419	407,955
ConocoPhillips	5,004	382,906
EOG Resources, Inc.	8,326	824,440
Exxon Mobil Corp.	15,942	1,499,345
Gran Tierra Energy, Inc.(1)	1,903	10,543
Occidental Petroleum Corp.	9,752	937,655
Valero Energy Corp.	14,933	690,950
		4,753,794
Pharmaceuticals — 4.5%
AbbVie, Inc.	18,457	1,066,076
Johnson & Johnson	19,008	2,026,063
Merck & Co., Inc.	23,451	1,390,175
Pfizer, Inc.	49,347	1,459,191
		5,941,505
Professional Services — 0.3%
Manpowergroup, Inc.	5,859	410,716
Real Estate Investment Trusts (REITs) — 0.7%
Geo Group, Inc. (The)	1,979	75,638
Hospitality Properties Trust	1,964	52,734
Host Hotels & Resorts, Inc.	30,692	654,660
PS Business Parks, Inc.	645	49,110
Rayonier, Inc.	2,774	86,382
		918,524

Real Estate Management and Development — 0.1%
Altisource Portfolio Solutions SA(1)	1,031	103,925
Semiconductors and Semiconductor Equipment — 1.9%
Broadcom Corp., Class A	18,907	764,221
Intel Corp.	44,001	1,532,115
Texas Instruments, Inc.	5,648	269,353
		2,565,689
Software — 2.7%
Intuit, Inc.	5,677	497,589
Microsoft Corp.	33,021	1,530,853
Oracle Corp.	31,920	1,221,898
Synopsys, Inc.(1)	8,954	355,429
		3,605,769
Specialty Retail — 0.7%
AutoZone, Inc.(1)	1,045	532,595
GameStop Corp., Class A	8,726	359,511
		892,106
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	32,203	3,244,452
EMC Corp.	11,355	332,247
Hewlett-Packard Co.	27,129	962,266
Seagate Technology plc	3,224	184,638
Western Digital Corp.	2,527	245,928
		4,969,531
Textiles, Apparel and Luxury Goods†
Deckers Outdoor Corp.(1)	534	51,894
Thrifts and Mortgage Finance — 0.2%
EverBank Financial Corp.	16,516	291,673
TOTAL COMMON STOCKS (Cost $60,950,118)		78,391,558
CORPORATE BONDS — 11.6%
Aerospace and Defense — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	40,000	43,256
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	32,776
Raytheon Co., 2.50%, 12/15/22	30,000	28,770
United Technologies Corp., 5.70%, 4/15/40	30,000	36,635
United Technologies Corp., 4.50%, 6/1/42	10,000	10,506
		151,943
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20	10,000	10,600
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(2)	10,000	10,036
American Honda Finance Corp., 2.125%, 10/10/18	20,000	20,121
Ford Motor Co., 4.75%, 1/15/43	10,000	10,047
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	90,000	98,391
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	57,585
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	30,000	30,171
		226,351

Banks — 1.6%
Bank of America Corp., 4.50%, 4/1/15	10,000	10,196
Bank of America Corp., 3.75%, 7/12/16	60,000	62,656
Bank of America Corp., 6.50%, 8/1/16	50,000	54,592
Bank of America Corp., 5.75%, 12/1/17	50,000	55,680
Bank of America Corp., 5.70%, 1/24/22	40,000	45,909
Bank of America Corp., 4.10%, 7/24/23	30,000	30,669
Bank of America Corp., MTN, 4.00%, 4/1/24	20,000	20,238
Bank of America Corp., MTN, 4.20%, 8/26/24	20,000	19,825
Bank of America Corp., MTN, 5.00%, 1/21/44	10,000	10,591
Bank of America N.A., 5.30%, 3/15/17	240,000	260,186
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	30,943
BB&T Corp., MTN, 3.20%, 3/15/16	30,000	31,025
BB&T Corp., MTN, 2.05%, 6/19/18	20,000	20,096
Branch Banking & Trust Co., 3.80%, 10/30/26	20,000	19,924
Capital One Financial Corp., 1.00%, 11/6/15	20,000	20,060
Citigroup, Inc., 4.45%, 1/10/17	30,000	31,983
Citigroup, Inc., 5.50%, 2/15/17	20,000	21,694
Citigroup, Inc., 1.75%, 5/1/18	90,000	88,833
Citigroup, Inc., 4.50%, 1/14/22	90,000	96,669
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,295
Citigroup, Inc., 3.75%, 6/16/24	120,000	119,713
Citigroup, Inc., 6.00%, 10/31/33	20,000	22,455
Citigroup, Inc., 6.68%, 9/13/43	10,000	12,300
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	80,000	84,425
Fifth Third Bancorp, 4.30%, 1/16/24	20,000	20,630
HSBC Holdings plc, 5.10%, 4/5/21	20,000	22,542
HSBC Holdings plc, 4.00%, 3/30/22	20,000	21,087
JPMorgan Chase & Co., 6.00%, 1/15/18	105,000	118,251
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	65,337
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	39,449
JPMorgan Chase & Co., 3.625%, 5/13/24	50,000	49,982
JPMorgan Chase & Co., 3.875%, 9/10/24	30,000	29,395
KeyCorp, MTN, 2.30%, 12/13/18	40,000	40,026
KFW, 2.00%, 6/1/16	60,000	61,478
KFW, 2.00%, 10/4/22	50,000	48,327
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	40,000	42,416
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	30,000	31,445
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,453
U.S. Bancorp, 3.44%, 2/1/16	30,000	31,001
U.S. Bancorp, MTN, 3.00%, 3/15/22	20,000	19,961
U.S. Bancorp, MTN, 2.95%, 7/15/22	10,000	9,721
U.S. Bancorp, MTN, 3.60%, 9/11/24	40,000	39,623
Wells Fargo & Co., 3.68%, 6/15/16	30,000	31,375
Wells Fargo & Co., 4.125%, 8/15/23	50,000	51,767
Wells Fargo & Co., MTN, 4.60%, 4/1/21	50,000	54,877
Wells Fargo & Co., MTN, 4.10%, 6/3/26	30,000	29,946
		2,061,046

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	60,432
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	45,191
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	70,000	66,278
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	40,859
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	20,000	20,423
		233,183
Biotechnology — 0.1%
Amgen, Inc., 2.125%, 5/15/17	40,000	40,741
Amgen, Inc., 4.10%, 6/15/21	20,000	21,270
Amgen, Inc., 5.375%, 5/15/43	40,000	43,729
Celgene Corp., 3.25%, 8/15/22	20,000	19,905
Celgene Corp., 3.625%, 5/15/24	10,000	9,916
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	43,552
		179,113
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	20,000	20,865
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	100,000	113,203
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	32,733
		166,801
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22	40,000	39,200
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,440
Dow Chemical Co. (The), 4.25%, 11/15/20	20,000	21,464
Eastman Chemical Co., 3.60%, 8/15/22	30,000	30,291
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,559
Mosaic Co. (The), 4.25%, 11/15/23	20,000	20,861
Mosaic Co. (The), 5.625%, 11/15/43	20,000	22,406
		187,221
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	40,000	40,200
Covanta Holding Corp., 5.875%, 3/1/24	30,000	30,150
Pitney Bowes, Inc., 4.625%, 3/15/24	20,000	20,317
Republic Services, Inc., 3.55%, 6/1/22	50,000	50,909
		141,576
Communications Equipment — 0.1%
Apple, Inc., 1.00%, 5/3/18	30,000	29,280
Apple, Inc., 2.85%, 5/6/21	30,000	30,117
Apple, Inc., 3.45%, 5/6/24	40,000	40,459
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	60,000	59,140
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	24,255
		183,251
Construction Materials†
Owens Corning, 4.20%, 12/15/22	30,000	30,591
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18	20,000	19,726
American Express Credit Corp., 1.30%, 7/29/16	40,000	40,244
CIT Group, Inc., 4.25%, 8/15/17	80,000	81,000
CIT Group, Inc., 5.00%, 8/15/22	20,000	20,125

Equifax, Inc., 3.30%, 12/15/22	30,000	29,576
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	70,000	71,729
John Deere Capital Corp., MTN, 3.15%, 10/15/21	20,000	20,535
PNC Bank N.A., 6.00%, 12/7/17	80,000	90,479
Synchrony Financial, 3.00%, 8/15/19	10,000	10,036
		383,450
Containers and Packaging — 0.1%
Ball Corp., 6.75%, 9/15/20	30,000	31,575
Ball Corp., 4.00%, 11/15/23	30,000	28,050
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	40,000	38,000
Rock-Tenn Co., 3.50%, 3/1/20	20,000	20,364
Rock-Tenn Co., 4.00%, 3/1/23	40,000	40,686
		158,675
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17	10,000	10,052
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19,453
Johns Hopkins University, 4.08%, 7/1/53	10,000	10,007
		39,512
Diversified Financial Services — 1.0%
Ally Financial, Inc., 2.75%, 1/30/17	50,000	49,125
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	61,692
General Electric Capital Corp., MTN, 5.625%, 9/15/17	150,000	167,737
General Electric Capital Corp., MTN, 6.00%, 8/7/19	120,000	140,132
General Electric Capital Corp., MTN, 4.65%, 10/17/21	20,000	22,068
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	40,000	40,402
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	180,000	184,507
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	34,175
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	50,000	50,432
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	40,000	47,662
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	10,000	10,095
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	30,000	29,775
Morgan Stanley, 5.75%, 1/25/21	20,000	22,759
Morgan Stanley, 5.00%, 11/24/25	110,000	115,222
Morgan Stanley, MTN, 6.625%, 4/1/18	90,000	103,168
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	90,152
Morgan Stanley, MTN, 4.35%, 9/8/26	10,000	9,854
UBS AG (Stamford Branch), 5.875%, 12/20/17	100,000	112,680
		1,291,637
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.625%, 12/1/22	50,000	47,397
AT&T, Inc., 6.55%, 2/15/39	42,000	52,848
AT&T, Inc., 4.30%, 12/15/42	40,000	36,698
British Telecommunications plc, 5.95%, 1/15/18	40,000	45,188
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	32,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	20,000	20,372
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	35,063
Frontier Communications Corp., 8.25%, 4/15/17	20,000	22,300
Orange SA, 4.125%, 9/14/21	40,000	42,286
Telecom Italia Capital SA, 7.00%, 6/4/18	40,000	45,200

Telecom Italia Capital SA, 6.00%, 9/30/34	20,000	19,675
Verizon Communications, Inc., 3.65%, 9/14/18	90,000	94,897
Verizon Communications, Inc., 4.50%, 9/15/20	20,000	21,660
Verizon Communications, Inc., 5.15%, 9/15/23	60,000	66,411
Verizon Communications, Inc., 5.05%, 3/15/34	100,000	106,150
Verizon Communications, Inc., 4.75%, 11/1/41	20,000	20,124
Verizon Communications, Inc., 6.55%, 9/15/43	23,000	28,778
Verizon Communications, Inc., 4.86%, 8/21/46(2)	37,000	37,195
Verizon Communications, Inc., 5.01%, 8/21/54(2)	21,000	21,191
Windstream Corp., 7.875%, 11/1/17	20,000	22,275
		817,958
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	30,000	28,875
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	77,350
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,825
		88,175
Energy Equipment and Services — 0.2%
Ensco plc, 3.25%, 3/15/16	30,000	30,911
Ensco plc, 4.70%, 3/15/21	40,000	42,067
Schlumberger Investment SA, 3.65%, 12/1/23	40,000	41,485
Transocean, Inc., 2.50%, 10/15/17	20,000	20,014
Transocean, Inc., 6.50%, 11/15/20	30,000	31,925
Transocean, Inc., 6.375%, 12/15/21	10,000	10,655
Weatherford International Ltd., 4.50%, 4/15/22	20,000	20,859
		197,916
Food and Staples Retailing — 0.2%
CVS Health Corp., 2.75%, 12/1/22	35,000	33,464
Delhaize Group SA, 4.125%, 4/10/19	30,000	31,616
Delhaize Group SA, 5.70%, 10/1/40	10,000	10,650
Kroger Co. (The), 6.40%, 8/15/17	50,000	56,560
Kroger Co. (The), 3.30%, 1/15/21	30,000	30,464
Sysco Corp., 3.50%, 10/2/24(3)	20,000	20,114
Wal-Mart Stores, Inc., 2.55%, 4/11/23	10,000	9,617
		192,485
Food Products — 0.1%
Kellogg Co., 4.45%, 5/30/16	50,000	52,864
Kraft Foods Group, Inc., 5.00%, 6/4/42	20,000	20,989
Mondelez International, Inc., 4.00%, 2/1/24	30,000	30,807
Mondelez International, Inc., 6.50%, 2/9/40	14,000	17,614
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	31,853
		154,127
Gas Utilities — 0.7%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	60,000	63,600
El Paso Corp., 7.25%, 6/1/18	20,000	22,700
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	30,000	34,491
Enable Midstream Partners LP, 3.90%, 5/15/24(2)	30,000	29,906
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	34,364
Enbridge, Inc., 4.50%, 6/10/44	20,000	19,552

Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	33,675
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	41,601
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	29,262
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	22,850
Enterprise Products Operating LLC, 3.70%, 6/1/15	20,000	20,406
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	34,041
Enterprise Products Operating LLC, 4.85%, 3/15/44	30,000	30,592
Enterprise Products Operating LLC, 5.10%, 2/15/45	20,000	21,179
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	22,617
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	20,000	19,893
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	55,936
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	47,058
Magellan Midstream Partners LP, 5.15%, 10/15/43	10,000	10,853
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	10,000	10,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	11,000	11,660
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	20,000	19,500
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	40,000	40,771
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	38,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	40,000	38,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	30,000	28,497
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	18,930
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	9,860
Williams Partners LP, 4.125%, 11/15/20	30,000	31,459
Williams Partners LP, 5.40%, 3/4/44	40,000	42,584
		885,812
Health Care Equipment and Supplies†
Baxter International, Inc., 3.20%, 6/15/23	10,000	9,888
Medtronic, Inc., 2.75%, 4/1/23	20,000	19,235
		29,123
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	28,752
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	40,000	41,200
Express Scripts Holding Co., 2.65%, 2/15/17	90,000	92,607
Express Scripts Holding Co., 7.25%, 6/15/19	35,000	42,328
HCA, Inc., 3.75%, 3/15/19	60,000	58,800
HCA, Inc., 7.25%, 9/15/20	30,000	31,575
NYU Hospitals Center, 4.43%, 7/1/42	20,000	19,404
UnitedHealth Group, Inc., 2.875%, 3/15/23	20,000	19,567
UnitedHealth Group, Inc., 4.25%, 3/15/43	20,000	19,613
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	32,812
Universal Health Services, Inc., 4.75%, 8/1/22(2)	20,000	20,000
		406,658
Hotels, Restaurants and Leisure†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	30,450
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	10,278
		40,728
Household Durables — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	40,000	39,750
Lennar Corp., 4.75%, 12/15/17	30,000	31,012

Lennar Corp., 4.50%, 6/15/19	30,000	29,812
MDC Holdings, Inc., 5.50%, 1/15/24	20,000	19,807
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	33,675
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(2)	10,000	9,813
		163,869
Industrial Conglomerates — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(2)	10,000	10,000
General Electric Co., 5.25%, 12/6/17	70,000	77,702
General Electric Co., 2.70%, 10/9/22	70,000	68,151
General Electric Co., 4.125%, 10/9/42	30,000	29,930
		185,783
Insurance — 0.6%
Allstate Corp. (The), 4.50%, 6/15/43	10,000	10,279
Allstate Corp. (The), VRN, 5.75%, 8/15/23	20,000	21,337
American International Group, Inc., 4.875%, 6/1/22	80,000	88,128
American International Group, Inc., 4.50%, 7/16/44	20,000	19,839
American International Group, Inc., MTN, 5.85%, 1/16/18	50,000	56,297
American International Group, Inc., VRN, 8.18%, 5/15/38	10,000	13,525
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	32,844
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	20,000	19,994
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	50,973
Genworth Holdings, Inc., 7.20%, 2/15/21	20,000	23,590
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	40,000	44,694
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	10,000	12,166
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	20,000	21,571
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	30,000	29,955
Lincoln National Corp., 6.25%, 2/15/20	40,000	46,743
Markel Corp., 4.90%, 7/1/22	40,000	43,657
Markel Corp., 3.625%, 3/30/23	10,000	9,961
MetLife, Inc., 4.125%, 8/13/42	20,000	19,016
MetLife, Inc., 4.875%, 11/13/43	10,000	10,556
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	9,987
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	10,000	11,335
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	20,000	22,894
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	30,000	29,834
Travelers Cos., Inc. (The), 4.60%, 8/1/43	20,000	21,056
Voya Financial, Inc., 5.50%, 7/15/22	40,000	45,177
Voya Financial, Inc., 5.70%, 7/15/43	20,000	22,692
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,424
WR Berkley Corp., 4.75%, 8/1/44	10,000	9,875
		769,399
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	30,000	30,750
Netflix, Inc., 5.75%, 3/1/24(2)	10,000	10,350
		41,100
IT Services†
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	21,102
Fidelity National Information Services, Inc., 3.50%, 4/15/23	20,000	19,754
Xerox Corp., 2.95%, 3/15/17	10,000	10,357
		51,213

Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,789
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	40,000	41,506
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	30,000	33,055
		100,350
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	39,738
Deere & Co., 5.375%, 10/16/29	60,000	71,133
Oshkosh Corp., 5.375%, 3/1/22	50,000	50,500
		161,371
Media — 0.8%
21st Century Fox America, Inc., 3.00%, 9/15/22	30,000	29,274
21st Century Fox America, Inc., 6.90%, 8/15/39	30,000	38,676
21st Century Fox America, Inc., 4.75%, 9/15/44(2)	10,000	10,080
CBS Corp., 4.85%, 7/1/42	10,000	9,873
Comcast Corp., 5.90%, 3/15/16	74,000	79,534
Comcast Corp., 6.40%, 5/15/38	70,000	89,590
Comcast Corp., 4.75%, 3/1/44	10,000	10,592
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	40,000	44,364
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	30,000	31,349
Discovery Communications LLC, 5.625%, 8/15/19	25,000	28,694
Discovery Communications LLC, 3.25%, 4/1/23	20,000	19,450
DISH DBS Corp., 7.125%, 2/1/16	10,000	10,625
Embarq Corp., 8.00%, 6/1/36	20,000	21,668
Gannett Co., Inc., 5.125%, 7/15/20	57,000	57,427
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,349
Lamar Media Corp., 5.375%, 1/15/24(2)	30,000	30,225
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	22,741
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	65,467
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	19,660
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	30,000	29,700
Qwest Corp., 7.50%, 10/1/14	60,000	60,000
Time Warner Cable, Inc., 6.75%, 7/1/18	20,000	23,278
Time Warner Cable, Inc., 5.50%, 9/1/41	10,000	11,298
Time Warner Cable, Inc., 4.50%, 9/15/42	20,000	19,814
Time Warner, Inc., 4.70%, 1/15/21	30,000	32,883
Time Warner, Inc., 7.70%, 5/1/32	40,000	54,959
Time Warner, Inc., 5.375%, 10/15/41	20,000	21,324
Time Warner, Inc., 5.35%, 12/15/43	20,000	21,620
Viacom, Inc., 4.50%, 3/1/21	30,000	32,426
Viacom, Inc., 3.125%, 6/15/22	30,000	29,486
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	28,852
		1,005,278
Metals and Mining — 0.2%
ArcelorMittal, 5.75%, 8/5/20	30,000	31,425
Barrick Gold Corp., 4.10%, 5/1/23	20,000	19,257
Barrick North America Finance LLC, 4.40%, 5/30/21	40,000	40,577
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	9,931
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	20,000	21,320

Newmont Mining Corp., 6.25%, 10/1/39	10,000	9,889
Southern Copper Corp., 5.25%, 11/8/42	20,000	18,982
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	31,838
Steel Dynamics, Inc., 7.625%, 3/15/20	20,000	21,100
Vale Overseas Ltd., 5.625%, 9/15/19	55,000	61,692
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	21,128
Vale SA, 5.625%, 9/11/42	10,000	9,834
		296,973
Multi-Utilities — 0.6%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	9,213
CMS Energy Corp., 4.25%, 9/30/15	20,000	20,670
CMS Energy Corp., 8.75%, 6/15/19	40,000	50,847
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	19,002
Constellation Energy Group, Inc., 5.15%, 12/1/20	32,000	35,486
Consumers Energy Co., 2.85%, 5/15/22	10,000	9,987
Consumers Energy Co., 3.375%, 8/15/23	10,000	10,298
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	67,951
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	21,305
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	20,000	21,343
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,142
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,762
Duke Energy Florida, Inc., 6.35%, 9/15/37	20,000	26,726
Edison International, 3.75%, 9/15/17	40,000	42,378
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,650
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,691
FirstEnergy Corp., 2.75%, 3/15/18	20,000	20,098
FirstEnergy Corp., 4.25%, 3/15/23	40,000	39,805
Florida Power Corp., 3.85%, 11/15/42	20,000	19,044
Georgia Power Co., 4.30%, 3/15/42	10,000	10,033
Ipalco Enterprises, Inc., 5.00%, 5/1/18	40,000	42,350
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	43,809
Nisource Finance Corp., 4.45%, 12/1/21	10,000	10,751
Nisource Finance Corp., 5.65%, 2/1/45	20,000	22,822
PacifiCorp, 6.00%, 1/15/39	20,000	25,449
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	20,616
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,107
Public Service Company of Colorado, 4.75%, 8/15/41	10,000	11,036
Sempra Energy, 6.50%, 6/1/16	30,000	32,745
Sempra Energy, 2.875%, 10/1/22	40,000	39,092
Southern Power Co., 5.15%, 9/15/41	10,000	10,994
Virginia Electric and Power Co., 3.45%, 2/15/24	30,000	30,555
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	11,024
		827,781
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	80,000	79,326
Target Corp., 4.00%, 7/1/42	40,000	37,271
		116,597
Oil, Gas and Consumable Fuels — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	20,000	20,650

Anadarko Petroleum Corp., 5.95%, 9/15/16	10,000	10,912
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	24,450
Apache Corp., 4.75%, 4/15/43	20,000	20,065
BP Capital Markets plc, 4.50%, 10/1/20	30,000	32,817
California Resources Corp., 5.50%, 9/15/21(2)(3)	40,000	40,650
Chesapeake Energy Corp., 4.875%, 4/15/22	30,000	30,300
Chevron Corp., 2.43%, 6/24/20	10,000	10,124
Cimarex Energy Co., 4.375%, 6/1/24	20,000	20,154
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	30,473
Concho Resources, Inc., 7.00%, 1/15/21	50,000	53,625
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	13,387
Continental Resources, Inc., 5.00%, 9/15/22	40,000	42,250
Continental Resources, Inc., 4.90%, 6/1/44	30,000	29,358
Denbury Resources, Inc., 4.625%, 7/15/23	30,000	27,900
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,213
Devon Energy Corp., 5.60%, 7/15/41	10,000	11,188
Ecopetrol SA, 4.125%, 1/16/25	10,000	9,700
EOG Resources, Inc., 5.625%, 6/1/19	30,000	34,463
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,631
Hess Corp., 6.00%, 1/15/40	20,000	23,891
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,044
Newfield Exploration Co., 6.875%, 2/1/20	50,000	52,375
Newfield Exploration Co., 5.75%, 1/30/22	20,000	21,550
Noble Energy, Inc., 4.15%, 12/15/21	50,000	53,100
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	11,655
Petro-Canada, 6.80%, 5/15/38	40,000	52,738
Petrobras Global Finance BV, 5.625%, 5/20/43	20,000	17,828
Petrobras International Finance Co., 5.75%, 1/20/20	50,000	52,451
Petrobras International Finance Co., 5.375%, 1/27/21	30,000	30,447
Petroleos Mexicanos, 3.125%, 1/23/19(2)	10,000	10,275
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	45,700
Petroleos Mexicanos, 4.875%, 1/24/22	10,000	10,650
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,635
Phillips 66, 4.30%, 4/1/22	50,000	53,179
Pioneer Natural Resources Co., 3.95%, 7/15/22	10,000	10,157
Plains Exploration & Production Co., 6.875%, 2/15/23	19,000	21,613
Range Resources Corp., 6.75%, 8/1/20	30,000	31,575
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,307
Shell International Finance BV, 3.625%, 8/21/42	15,000	13,754
Shell International Finance BV, 4.55%, 8/12/43	20,000	21,236
Statoil ASA, 2.45%, 1/17/23	40,000	38,255
Statoil ASA, 3.95%, 5/15/43	10,000	9,571
Statoil ASA, 4.80%, 11/8/43	10,000	10,879
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	20,000	21,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	30,000	31,950
Talisman Energy, Inc., 7.75%, 6/1/19	20,000	24,289
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	19,406
Total Capital SA, 2.125%, 8/10/18	20,000	20,272
Whiting Petroleum Corp., 5.00%, 3/15/19	30,000	30,825
		1,304,917

Paper and Forest Products — 0.1%
Domtar Corp., 4.40%, 4/1/22	20,000	20,400
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	60,000	67,906
International Paper Co., 6.00%, 11/15/41	20,000	22,830
		111,136
Pharmaceuticals — 0.4%
AbbVie, Inc., 1.75%, 11/6/17	60,000	59,845
AbbVie, Inc., 2.90%, 11/6/22	20,000	19,162
AbbVie, Inc., 4.40%, 11/6/42	30,000	28,295
Actavis Funding SCS, 3.85%, 6/15/24(2)	20,000	19,432
Actavis, Inc., 1.875%, 10/1/17	40,000	39,687
Actavis, Inc., 3.25%, 10/1/22	30,000	28,994
Actavis, Inc., 4.625%, 10/1/42	10,000	9,172
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	8,407
Forest Laboratories, Inc., 4.875%, 2/15/21(2)	60,000	64,107
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	34,378
Merck & Co., Inc., 2.40%, 9/15/22	70,000	66,932
Mylan, Inc., 5.40%, 11/29/43	10,000	10,638
Roche Holdings, Inc., 6.00%, 3/1/19(2)	23,000	26,686
Roche Holdings, Inc., 3.35%, 9/30/24(2)	20,000	20,085
Roche Holdings, Inc., 7.00%, 3/1/39(2)	10,000	14,038
Sanofi, 4.00%, 3/29/21	21,000	22,577
		472,435
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	21,722
DDR Corp., 4.75%, 4/15/18	50,000	53,992
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,351
Essex Portfolio LP, 3.375%, 1/15/23	10,000	9,868
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,701
HCP, Inc., 3.75%, 2/1/16	30,000	31,159
Health Care REIT, Inc., 2.25%, 3/15/18	10,000	10,098
Health Care REIT, Inc., 3.75%, 3/15/23	20,000	19,787
Hospitality Properties Trust, 4.65%, 3/15/24	60,000	60,933
Hospitality Properties Trust, 4.50%, 3/15/25	20,000	19,755
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	19,819
Kilroy Realty LP, 3.80%, 1/15/23	40,000	40,139
Realty Income Corp., 4.125%, 10/15/26	10,000	9,996
Senior Housing Properties Trust, 4.75%, 5/1/24	30,000	30,309
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	10,000	10,271
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	30,000	32,714
		410,614
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	41,044
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	10,781
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	50,000	49,886
CSX Corp., 4.25%, 6/1/21	20,000	21,739
CSX Corp., 3.70%, 11/1/23	30,000	30,984
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	11,318
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	40,848

Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	10,000	10,243
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,685
Union Pacific Corp., 4.75%, 9/15/41	30,000	32,523
		271,051
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17	30,000	29,929
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	30,000	31,275
Intuit, Inc., 5.75%, 3/15/17	75,000	82,806
Oracle Corp., 2.50%, 10/15/22	45,000	43,064
Oracle Corp., 3.625%, 7/15/23	30,000	30,854
Oracle Corp., 3.40%, 7/8/24	30,000	29,927
		217,926
Specialty Retail — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	50,014
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	35,000	37,275
United Rentals North America, Inc., 5.75%, 7/15/18	50,000	52,375
		139,664
Technology Hardware, Storage and Peripherals — 0.1%
Hewlett-Packard Co., 4.30%, 6/1/21	50,000	53,153
Seagate HDD Cayman, 4.75%, 6/1/23	40,000	40,500
		93,653
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	40,000	42,400
L Brands, Inc., 6.90%, 7/15/17	20,000	22,225
PVH Corp., 4.50%, 12/15/22	30,000	29,475
		94,100
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	70,000	67,182
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	43,262
		110,444
Wireless Telecommunication Services — 0.1%
Sprint Communications, 6.00%, 12/1/16	30,000	31,612
Sprint Communications, 9.00%, 11/15/18(2)	40,000	46,350
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	41,650
Vodafone Group plc, 5.625%, 2/27/17	50,000	54,842
		174,454
TOTAL CORPORATE BONDS (Cost $14,993,092)		15,436,844
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 11.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.8%
FHLMC, VRN, 1.74%, 10/15/14	36,335	36,816
FHLMC, VRN, 1.84%, 10/15/14	86,987	88,474
FHLMC, VRN, 1.97%, 10/15/14	55,521	56,932
FHLMC, VRN, 1.98%, 10/15/14	64,657	65,898
FHLMC, VRN, 2.08%, 10/15/14	122,584	123,491
FHLMC, VRN, 2.26%, 10/15/14	59,382	63,421
FHLMC, VRN, 2.35%, 10/15/14	109,236	108,945
FHLMC, VRN, 2.375%, 10/15/14	150,543	161,359

FHLMC, VRN, 2.40%, 10/15/14	29,326	31,522
FHLMC, VRN, 2.41%, 10/15/14	23,869	25,549
FHLMC, VRN, 2.55%, 10/15/14	24,903	26,194
FHLMC, VRN, 2.87%, 10/15/14	20,162	20,695
FHLMC, VRN, 3.24%, 10/15/14	23,518	24,918
FHLMC, VRN, 3.30%, 10/15/14	53,406	56,163
FHLMC, VRN, 3.80%, 10/15/14	30,821	32,403
FHLMC, VRN, 3.99%, 10/15/14	78,524	82,675
FHLMC, VRN, 4.08%, 10/15/14	36,705	38,767
FHLMC, VRN, 4.34%, 10/15/14	51,103	53,774
FHLMC, VRN, 5.13%, 10/15/14	32,497	34,638
FHLMC, VRN, 5.40%, 10/15/14	27,024	28,703
FHLMC, VRN, 5.77%, 10/15/14	57,732	61,236
FHLMC, VRN, 5.94%, 10/15/14	53,150	56,392
FHLMC, VRN, 6.12%, 10/15/14	33,016	35,164
FNMA, VRN, 1.90%, 10/25/14	75,747	80,583
FNMA, VRN, 1.92%, 10/25/14	155,568	164,213
FNMA, VRN, 1.94%, 10/25/14	178,264	189,778
FNMA, VRN, 1.94%, 10/25/14	84,313	90,317
FNMA, VRN, 1.94%, 10/25/14	104,817	111,926
FNMA, VRN, 1.94%, 10/25/14	89,848	94,800
FNMA, VRN, 2.24%, 10/25/14	22,972	24,604
FNMA, VRN, 2.32%, 10/25/14	71,263	76,365
FNMA, VRN, 2.71%, 10/25/14	70,693	72,163
FNMA, VRN, 3.34%, 10/25/14	25,682	27,531
FNMA, VRN, 3.36%, 10/25/14	39,285	40,792
FNMA, VRN, 3.76%, 10/25/14	58,103	61,092
FNMA, VRN, 3.80%, 10/25/14	19,073	20,325
FNMA, VRN, 3.92%, 10/25/14	41,964	44,172
FNMA, VRN, 5.27%, 10/25/14	34,503	36,762
		2,449,552
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.3%
FHLMC, 6.50%, 6/1/16	7,637	7,857
FHLMC, 6.50%, 6/1/16	6,933	7,159
FHLMC, 4.50%, 1/1/19	87,171	91,981
FHLMC, 6.50%, 1/1/28	5,625	6,508
FHLMC, 6.50%, 6/1/29	5,795	6,598
FHLMC, 8.00%, 7/1/30	5,748	6,883
FHLMC, 5.50%, 12/1/33	173,257	195,380
FHLMC, 5.50%, 1/1/38	33,890	37,631
FHLMC, 6.00%, 8/1/38	25,108	28,431
FHLMC, 6.50%, 7/1/47	2,177	2,388
FNMA, 4.50%, 5/1/19	53,544	56,716
FNMA, 4.50%, 5/1/19	37,875	40,086
FNMA, 6.50%, 1/1/28	4,952	5,611
FNMA, 6.50%, 1/1/29	13,037	15,113
FNMA, 7.50%, 7/1/29	28,734	32,281
FNMA, 7.50%, 9/1/30	6,042	7,251
FNMA, 6.625%, 11/15/30	330,000	469,769

FNMA, 5.00%, 7/1/31	205,697	229,451
FNMA, 6.50%, 1/1/32	14,087	15,960
FNMA, 5.50%, 6/1/33	46,148	51,769
FNMA, 5.50%, 8/1/33	97,739	109,345
FNMA, 5.00%, 11/1/33	269,219	297,982
FNMA, 5.50%, 1/1/34	84,808	95,201
FNMA, 5.00%, 4/1/35	230,242	254,737
FNMA, 4.50%, 9/1/35	149,215	161,292
FNMA, 5.00%, 2/1/36	230,377	254,847
FNMA, 5.50%, 1/1/37	171,226	191,518
FNMA, 5.50%, 2/1/37	43,081	48,024
FNMA, 6.00%, 7/1/37	269,140	306,154
FNMA, 6.50%, 8/1/37	62,127	72,544
FNMA, 5.00%, 4/1/40	360,314	398,638
FNMA, 5.00%, 6/1/40	278,406	307,954
FNMA, 3.50%, 1/1/41	624,341	639,395
FNMA, 4.00%, 1/1/41	811,744	861,226
FNMA, 4.50%, 1/1/41	311,108	336,860
FNMA, 4.50%, 2/1/41	226,820	245,383
FNMA, 4.00%, 5/1/41	217,494	229,608
FNMA, 5.00%, 6/1/41	310,340	343,114
FNMA, 4.50%, 7/1/41	267,171	290,468
FNMA, 4.50%, 9/1/41	773,011	837,037
FNMA, 4.50%, 9/1/41	70,821	76,675
FNMA, 4.00%, 12/1/41	322,928	341,774
FNMA, 4.00%, 1/1/42	92,269	97,409
FNMA, 4.00%, 1/1/42	372,262	392,997
FNMA, 4.00%, 3/1/42	263,771	278,463
FNMA, 3.50%, 5/1/42	584,412	598,874
FNMA, 3.50%, 6/1/42	132,119	135,556
FNMA, 3.50%, 9/1/42	400,030	409,769
FNMA, 4.00%, 10/1/44	300,000	316,195
FNMA, 6.50%, 8/1/47	12,909	14,234
FNMA, 6.50%, 8/1/47	9,789	10,799
FNMA, 6.50%, 9/1/47	32,874	36,261
FNMA, 6.50%, 9/1/47	1,363	1,505
FNMA, 6.50%, 9/1/47	4,926	5,436
FNMA, 6.50%, 9/1/47	7,155	7,897
FNMA, 6.50%, 9/1/47	1,913	2,110
GNMA, 7.00%, 4/20/26	17,696	20,441
GNMA, 7.50%, 8/15/26	11,158	13,120
GNMA, 7.00%, 2/15/28	4,317	4,401
GNMA, 7.50%, 2/15/28	4,285	4,404
GNMA, 6.50%, 5/15/28	940	1,067
GNMA, 6.50%, 5/15/28	2,328	2,642
GNMA, 7.00%, 12/15/28	6,139	6,414
GNMA, 7.00%, 5/15/31	33,993	39,497
GNMA, 5.50%, 11/15/32	92,698	103,559
GNMA, 4.50%, 1/15/40	112,335	122,317

GNMA, 4.00%, 1/20/41	503,285	535,897
GNMA, 4.50%, 5/20/41	276,037	300,892
GNMA, 4.50%, 6/15/41	117,486	129,078
GNMA, 4.00%, 12/15/41	492,088	523,123
GNMA, 3.50%, 7/20/42	174,473	180,764
		12,309,720
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,355,900)		14,759,272
U.S. TREASURY SECURITIES — 9.5%
U.S. Treasury Bonds, 5.50%, 8/15/28	20,000	26,266
U.S. Treasury Bonds, 5.25%, 2/15/29	320,000	412,250
U.S. Treasury Bonds, 5.375%, 2/15/31	400,000	529,719
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	622,519
U.S. Treasury Bonds, 4.375%, 5/15/41	210,000	257,693
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	49,609
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	594,953
U.S. Treasury Bonds, 2.875%, 5/15/43	50,000	46,859
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	196,844
U.S. Treasury Notes, 2.25%, 1/31/15	500,000	503,672
U.S. Treasury Notes, 0.25%, 5/31/15	900,000	901,178
U.S. Treasury Notes, 1.875%, 6/30/15	300,000	304,031
U.S. Treasury Notes, 0.375%, 11/15/15	400,000	400,844
U.S. Treasury Notes, 1.375%, 11/30/15	400,000	405,461
U.S. Treasury Notes, 0.625%, 12/15/16	500,000	498,984
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	726,195
U.S. Treasury Notes, 0.75%, 10/31/17	300,000	296,297
U.S. Treasury Notes, 1.875%, 10/31/17	200,000	204,422
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	88,759
U.S. Treasury Notes, 1.375%, 7/31/18	1,930,000	1,922,913
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	695,871
U.S. Treasury Notes, 1.625%, 7/31/19	250,000	248,526
U.S. Treasury Notes, 1.625%, 8/31/19	2,100,000	2,086,465
U.S. Treasury Notes, 1.75%, 5/15/23	590,000	559,463
TOTAL U.S. TREASURY SECURITIES (Cost $12,420,786)		12,579,793
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.5%
Private Sponsor Collateralized Mortgage Obligations — 2.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	11,457	12,081
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.56%, 10/1/14	74,944	75,468
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	112,962	89,509
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 10/1/14	23,408	23,740
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	9,879	10,145
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.68%, 10/1/14	77,363	77,691
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	31,931	33,445
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 10/1/14	92,128	92,133
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 10/1/14	23,941	23,768
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,564	3,494
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.53%, 10/1/14	114,060	114,443
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 10/1/14	27,136	27,158
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 10/1/14	31,500	30,983

GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 10/1/14	67,281	67,643
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 10/1/14	61,753	61,829
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.61%, 10/1/14	83,745	84,138
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/14	66,024	66,741
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 10/1/14	38,469	39,065
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.56%, 10/1/14	20,990	21,236
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 10/1/14	42,261	43,621
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/14(2)	73,696	72,950
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 10/1/14	100,725	103,146
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	18,668	19,664
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.13%, 10/25/14	39,131	39,020
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 10/1/14	86,376	85,327
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.56%, 10/1/14	18,848	19,020
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/14	30,537	30,872
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 10/1/14(2)	60,582	62,969
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 10/1/14	26,527	27,247
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 10/1/14	160,988	162,439
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.89%, 10/25/14	37,757	37,027
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.41%, 10/1/14	180,510	180,773
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 10/1/14	12,909	12,993
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 10/1/14	46,096	47,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 10/1/14	56,227	57,426
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	41,196	42,424
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	57,395	59,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	75,115	79,253
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 10/1/14	140,916	144,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 10/1/14	48,024	49,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 10/1/14	92,950	94,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 10/1/14	19,911	20,456
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.60%, 10/1/14	35,872	36,866
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 10/1/14	39,881	40,453
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 10/1/14	29,383	30,029
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.07%, 10/1/14	97,663	100,025
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	54,318	57,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	36,246	37,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	31,836	32,510
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	37,362	38,803
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	16,277	16,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	6,353	6,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 10/1/14	32,431	32,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	78,054	82,532
		2,958,136
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	126,903	137,258
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	300,000	299,866
		437,124
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,386,859)		3,395,260

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.3%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/14	95,515	97,890
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/14	25,000	26,065
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	250,000	246,662
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.95%, 10/15/14(2)	125,000	125,048
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	175,000	173,369
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	175,000	181,071
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 10/15/14(2)	150,000	150,236
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	125,000	132,863
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, 4.19%, 10/10/47	125,000	130,303
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/14	42,991	43,078
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 10/1/14	50,000	50,290
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	89,615	90,571
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	187,042	188,548
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	200,000	206,167
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/14(2)	275,000	273,554
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/14	75,000	76,810
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	53,348
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	80,278
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	8,581	8,820
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/14	25,000	25,099
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14	100,000	103,077
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/14	105,000	109,626
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	147,328	147,509
Morgan Stanley Capital I, Series 2014-CPT, Class A, VRN, 3.35%, 10/1/14(2)	125,000	128,114
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(2)	125,000	126,451
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	32,060	32,029
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,006,587)		3,006,876
ASSET-BACKED SECURITIES(4) — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	100,000	100,894
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 10/8/14(2)	150,000	149,911
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	175,000	174,992
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 10/15/14	125,000	125,188
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	75,000	75,017
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 10/15/14	237,444	237,467
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 10/10/14(2)	175,000	175,122
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	55,214	55,572
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	209,898	208,183
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	225,000	225,074
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	100,000	99,912
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(2)(3)	100,000	99,972
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	94,167	95,204
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	20,000	20,150
TOTAL ASSET-BACKED SECURITIES (Cost $1,844,100)		1,842,658
MUNICIPAL SECURITIES — 0.5%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	10,000	11,942
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	30,000	42,494

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	20,000	27,018
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	29,291
California GO, (Building Bonds), 7.30%, 10/1/39	30,000	41,961
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	7,421
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	40,000	38,952
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	20,000	25,890
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	24,534
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	20,406
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	46,071
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	57,450
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	27,817
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	30,000	33,044
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	24,549
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	45,041
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	40,000	48,371
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	30,867
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	28,016
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	25,000	31,020
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	35,952
TOTAL MUNICIPAL SECURITIES (Cost $568,938)		678,107
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Brazil — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	90,000	101,700
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	30,000	30,156
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,800
Italy†
Italy Government International Bond, 6.875%, 9/27/23	30,000	38,583
Mexico — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	10,000	10,940
Mexico Government International Bond, MTN, 5.95%, 3/19/19	120,000	137,280
Mexico Government International Bond, 5.125%, 1/15/20	70,000	77,875
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	59,700
		285,795
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	12,650
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	34,050
		46,700
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	35,000	39,058
Poland Government International Bond, 3.00%, 3/17/23	10,000	9,694
		48,752
South Korea — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	42,135
Korea Development Bank (The), 3.25%, 3/9/16	20,000	20,619
Korea Development Bank (The), 4.00%, 9/9/16	20,000	21,079
		83,833

Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	10,000	8,525
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $629,490)		675,844
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.625%, 9/6/24 (Cost $89,183)	90,000	88,610
TEMPORARY CASH INVESTMENTS — 1.6%
SSgA U.S. Government Money Market Fund, Class N (Cost $2,154,332)	2,154,332	2,154,332
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $114,399,385)		133,009,154
OTHER ASSETS AND LIABILITIES — (0.1)%		(115,459)
TOTAL NET ASSETS — 100.0%		$132,893,695

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $3,267,625, which represented 2.5% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	78,391,558	—	—
Corporate Bonds	—	15,436,844	—
U.S. Government Agency Mortgage-Backed Securities	—	14,759,272	—
U.S. Treasury Securities	—	12,579,793	—
Collateralized Mortgage Obligations	—	3,395,260	—
Commercial Mortgage-Backed Securities	—	3,006,876	—
Asset-Backed Securities	—	1,842,658	—
Municipal Securities	—	678,107	—
Sovereign Governments and Agencies	—	675,844	—
U.S. Government Agency Securities	—	88,610	—
Temporary Cash Investments	2,154,332	—	—
	80,545,890	52,463,264	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$114,834,665
Gross tax appreciation of investments	$19,348,168
Gross tax depreciation of investments	(1,173,679)
Net tax appreciation (depreciation) of investments	$18,174,489

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2014

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.9%
B/E Aerospace, Inc.(1)	57,074	4,790,792
Esterline Technologies Corp.(1)	35,894	3,993,925
		8,784,717
Airlines — 1.8%
American Airlines Group, Inc.	52,360	1,857,733
Spirit Airlines, Inc.(1)	91,889	6,353,205
		8,210,938
Auto Components — 1.4%
BorgWarner, Inc.	122,515	6,445,514
Automobiles — 0.5%
Tesla Motors, Inc.(1)	9,904	2,403,503
Banks — 2.7%
East West Bancorp, Inc.	102,189	3,474,426
Signature Bank(1)	32,746	3,669,517
SVB Financial Group(1)	49,024	5,495,100
		12,639,043
Beverages — 3.4%
Brown-Forman Corp., Class B	61,173	5,519,028
Constellation Brands, Inc., Class A(1)	117,703	10,258,994
		15,778,022
Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.(1)	28,204	4,676,787
BioMarin Pharmaceutical, Inc.(1)	40,881	2,949,973
Regeneron Pharmaceuticals, Inc.(1)	8,251	2,974,651
		10,601,411
Building Products — 1.7%
Fortune Brands Home & Security, Inc.	102,535	4,215,214
Lennox International, Inc.	46,913	3,606,202
		7,821,416
Capital Markets — 2.4%
Affiliated Managers Group, Inc.(1)	42,472	8,509,690
KKR & Co. LP	103,883	2,316,591
		10,826,281
Chemicals — 1.4%
Sherwin-Williams Co. (The)	19,497	4,269,648
Westlake Chemical Corp.	25,576	2,214,626
		6,484,274
Commercial Services and Supplies — 1.4%
KAR Auction Services, Inc.	122,265	3,500,447
Stericycle, Inc.(1)	26,011	3,031,842
		6,532,289

Communications Equipment — 0.6%
ARRIS Group, Inc.(1)	101,135	2,867,683
Construction and Engineering — 0.8%
Quanta Services, Inc.(1)	104,759	3,801,704
Consumer Finance — 1.2%
Discover Financial Services	86,669	5,580,617
Containers and Packaging — 0.9%
Ball Corp.	62,368	3,946,023
Distributors — 1.4%
LKQ Corp.(1)	243,654	6,478,760
Electrical Equipment — 0.6%
Acuity Brands, Inc.	25,433	2,993,718
Electronic Equipment, Instruments and Components — 0.8%
TE Connectivity Ltd.	63,557	3,514,067
Energy Equipment and Services — 2.1%
Dril-Quip, Inc.(1)	20,663	1,847,272
Patterson-UTI Energy, Inc.	160,760	5,229,523
Weatherford International plc(1)	118,194	2,458,435
		9,535,230
Food and Staples Retailing — 2.3%
Costco Wholesale Corp.	63,454	7,952,055
United Natural Foods, Inc.(1)	39,086	2,402,226
		10,354,281
Food Products — 2.6%
Hain Celestial Group, Inc. (The)(1)	44,637	4,568,597
Hershey Co. (The)	46,409	4,428,811
WhiteWave Foods Co., Class A(1)	80,528	2,925,582
		11,922,990
Health Care Equipment and Supplies — 2.8%
Cooper Cos., Inc. (The)	18,166	2,829,355
Teleflex, Inc.	95,726	10,055,059
		12,884,414
Health Care Providers and Services — 3.5%
AmerisourceBergen Corp.	102,070	7,890,011
HCA Holdings, Inc.(1)	72,995	5,147,607
Team Health Holdings, Inc.(1)	48,742	2,826,549
		15,864,167
Hotels, Restaurants and Leisure — 2.9%
Chipotle Mexican Grill, Inc.(1)	11,048	7,364,486
Dunkin' Brands Group, Inc.	70,898	3,177,649
Panera Bread Co., Class A(1)	15,767	2,565,606
		13,107,741
Household Durables — 1.6%
Harman International Industries, Inc.	39,458	3,868,462
Mohawk Industries, Inc.(1)	25,984	3,503,163
		7,371,625
Internet and Catalog Retail — 2.7%
Netflix, Inc.(1)	8,735	3,941,057
TripAdvisor, Inc.(1)	92,100	8,419,782
		12,360,839

Internet Software and Services — 2.6%
CoStar Group, Inc.(1)	43,352	6,742,970
LinkedIn Corp., Class A(1)	15,646	3,251,083
Zillow, Inc., Class A(1)	17,379	2,015,790
		12,009,843
IT Services — 2.7%
Alliance Data Systems Corp.(1)	50,453	12,525,966
Leisure Products — 1.1%
Polaris Industries, Inc.	33,069	4,953,406
Life Sciences Tools and Services — 0.8%
Illumina, Inc.(1)	21,603	3,541,164
Machinery — 4.6%
Flowserve Corp.	112,705	7,947,957
Ingersoll-Rand plc	38,184	2,152,050
Middleby Corp.(1)	93,333	8,225,437
WABCO Holdings, Inc.(1)	32,843	2,987,071
		21,312,515
Media — 2.0%
Charter Communications, Inc., Class A(1)	41,106	6,222,215
Tribune Media Co.(1)	42,851	2,819,596
		9,041,811
Oil, Gas and Consumable Fuels — 4.0%
Antero Resources Corp.(1)	88,164	4,839,322
Cabot Oil & Gas Corp.	69,837	2,282,971
Concho Resources, Inc.(1)	53,276	6,680,278
Gulfport Energy Corp.(1)	44,319	2,366,634
Oasis Petroleum, Inc.(1)	52,502	2,195,109
		18,364,314
Pharmaceuticals — 6.2%
Actavis plc(1)	46,857	11,305,657
Endo International plc(1)	74,618	5,099,394
Salix Pharmaceuticals Ltd.(1)	36,598	5,718,072
Zoetis, Inc.	176,591	6,525,037
		28,648,160
Professional Services — 1.2%
Nielsen NV	123,315	5,466,554
Real Estate Management and Development — 1.3%
Jones Lang LaSalle, Inc.	45,671	5,770,074
Road and Rail — 4.0%
Canadian Pacific Railway Ltd., New York Shares	47,470	9,848,601
Con-way, Inc.	44,077	2,093,657
Kansas City Southern	52,800	6,399,360
		18,341,618
Semiconductors and Semiconductor Equipment — 3.6%
Avago Technologies Ltd.	107,464	9,349,368
NXP Semiconductor NV(1)	107,883	7,382,434
		16,731,802
Software — 5.9%
Electronic Arts, Inc.(1)	384,820	13,703,440

Intuit, Inc.	67,814	5,943,897
NetSuite, Inc.(1)	27,017	2,419,102
Splunk, Inc.(1)	49,463	2,738,272
Workday, Inc.(1)	30,151	2,487,458
		27,292,169
Specialty Retail — 5.0%
Advance Auto Parts, Inc.	28,161	3,669,378
Cabela's, Inc.(1)	39,154	2,306,171
O'Reilly Automotive, Inc.(1)	38,802	5,834,269
Restoration Hardware Holdings, Inc.(1)	29,540	2,349,907
Ross Stores, Inc.	9,219	696,772
Signet Jewelers Ltd.	41,727	4,753,122
Tractor Supply Co.	53,051	3,263,167
		22,872,786
Textiles, Apparel and Luxury Goods — 3.6%
Hanesbrands, Inc.	66,235	7,116,288
Kate Spade & Co.(1)	83,488	2,189,890
Michael Kors Holdings Ltd.(1)	29,896	2,134,276
Under Armour, Inc., Class A(1)	75,244	5,199,360
		16,639,814
Wireless Telecommunication Services — 3.2%
SBA Communications Corp., Class A(1)	130,626	14,486,423
TOTAL COMMON STOCKS (Cost $348,551,718)		457,109,686
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $520,925), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $510,485)		510,485
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $416,893), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $408,388)		408,388
SSgA U.S. Government Money Market Fund, Class N	2,516,247	2,516,247
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,435,120)		3,435,120
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $351,986,838)		460,544,806
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,098,987)
TOTAL NET ASSETS — 100.0%		$459,445,819

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	221,224	USD	198,318	JPMorgan Chase Bank N.A.	10/31/14	(929)
USD	8,722,490	CAD	9,671,802	JPMorgan Chase Bank N.A.	10/31/14	92,731
USD	290,086	CAD	324,606	JPMorgan Chase Bank N.A.	10/31/14	453
						92,255

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	457,109,686	—	—
Temporary Cash Investments	2,516,247	918,873	—
	459,625,933	918,873	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	93,184	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(929)	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$352,904,821
Gross tax appreciation of investments	$115,101,170
Gross tax depreciation of investments	(7,461,185)
Net tax appreciation (depreciation) of investments	$107,639,985

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2014

VP Growth - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 6.1%
Boeing Co. (The)	1,004	127,889
Honeywell International, Inc.	1,217	113,327
Lockheed Martin Corp.	225	41,125
Precision Castparts Corp.	293	69,406
Raytheon Co.	246	24,999
		376,746
Airlines — 0.7%
Alaska Air Group, Inc.	955	41,581
Auto Components — 1.3%
BorgWarner, Inc.	1,576	82,913
Automobiles — 1.0%
Harley-Davidson, Inc.	1,078	62,740
Banks — 1.5%
SunTrust Banks, Inc.	2,489	94,657
Beverages — 3.7%
Brown-Forman Corp., Class B	230	20,750
PepsiCo, Inc.	2,210	205,729
		226,479
Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.(1)	585	97,005
Biogen Idec, Inc.(1)	252	83,364
Gilead Sciences, Inc.(1)	629	66,957
Incyte Corp.(1)	418	20,503
		267,829
Capital Markets — 2.4%
Franklin Resources, Inc.	1,047	57,177
Invesco Ltd.	2,225	87,843
		145,020
Chemicals — 1.8%
LyondellBasell Industries NV, Class A	993	107,899
Commercial Services and Supplies — 1.2%
Tyco International Ltd.	1,668	74,343
Communications Equipment — 0.8%
Ciena Corp.(1)	782	13,075
Juniper Networks, Inc.	815	18,052
Palo Alto Networks, Inc.(1)	203	19,915
		51,042
Consumer Finance — 1.6%
American Express Co.	1,100	96,294
Electrical Equipment — 1.5%
Generac Holdings, Inc.(1)	732	29,675
Rockwell Automation, Inc.	550	60,434
		90,109
Electronic Equipment, Instruments and Components — 0.2%
Trimble Navigation Ltd.(1)	483	14,732

Energy Equipment and Services — 1.0%
Schlumberger Ltd.	581	59,082
Food Products — 3.3%
Hershey Co. (The)	946	90,277
Mead Johnson Nutrition Co.	1,148	110,460
		200,737
Health Care Equipment and Supplies — 4.6%
C.R. Bard, Inc.	653	93,190
DENTSPLY International, Inc.	1,073	48,929
DexCom, Inc.(1)	399	15,956
Medtronic, Inc.	1,643	101,784
Mettler-Toledo International, Inc.(1)	95	24,332
		284,191
Health Care Providers and Services — 1.0%
Cardinal Health, Inc.	838	62,783
Hotels, Restaurants and Leisure — 2.9%
Chipotle Mexican Grill, Inc.(1)	113	75,325
Marriott International, Inc., Class A	1,488	104,011
		179,336
Household Products — 1.7%
Church & Dwight Co., Inc.	847	59,425
Procter & Gamble Co. (The)	521	43,629
		103,054
Internet and Catalog Retail — 2.0%
Expedia, Inc.	290	25,410
Priceline Group, Inc. (The)(1)	83	96,162
		121,572
Internet Software and Services — 9.0%
eBay, Inc.(1)	1,948	110,315
Facebook, Inc., Class A(1)	1,404	110,972
Google, Inc., Class A(1)	290	170,639
Google, Inc., Class C(1)	150	86,604
Pandora Media, Inc.(1)	1,402	33,872
Yelp, Inc.(1)	638	43,544
		555,946
IT Services — 4.1%
Teradata Corp.(1)	854	35,799
Visa, Inc., Class A	1,013	216,144
		251,943
Life Sciences Tools and Services — 0.9%
Waters Corp.(1)	528	52,335
Machinery — 2.3%
Parker-Hannifin Corp.	586	66,892
WABCO Holdings, Inc.(1)	400	36,380
Wabtec Corp.	471	38,170
		141,442
Media — 7.3%
Comcast Corp., Class A	3,875	208,397
Scripps Networks Interactive, Inc., Class A	466	36,390
Walt Disney Co. (The)	2,317	206,283
		451,070

Oil, Gas and Consumable Fuels — 4.5%
Concho Resources, Inc.(1)	342	42,883
EOG Resources, Inc.	850	84,167
Noble Energy, Inc.	1,041	71,163
Phillips 66	938	76,269
		274,482
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	857	64,035
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	857	43,861
Johnson & Johnson	925	98,596
Perrigo Co. plc	140	21,026
Teva Pharmaceutical Industries Ltd. ADR	1,152	61,920
Zoetis, Inc.	1,146	42,345
		267,748
Road and Rail — 2.1%
Union Pacific Corp.	1,211	131,297
Semiconductors and Semiconductor Equipment — 2.7%
Broadcom Corp., Class A	2,402	97,089
Linear Technology Corp.	1,584	70,314
		167,403
Software — 5.6%
Electronic Arts, Inc.(1)	1,339	47,682
Intuit, Inc.	424	37,164
Microsoft Corp.	1,048	48,585
NetSuite, Inc.(1)	402	35,995
Oracle Corp.	3,831	146,651
Splunk, Inc.(1)	479	26,517
Varonis Systems, Inc.(1)	198	4,178
		346,772
Specialty Retail — 3.1%
AutoZone, Inc.(1)	158	80,526
Home Depot, Inc. (The)	1,174	107,703
		188,229
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	2,370	238,777
SanDisk Corp.	396	38,788
Western Digital Corp.	468	45,546
		323,111
Textiles, Apparel and Luxury Goods — 1.0%
Hanesbrands, Inc.	562	60,381
Tobacco — 0.6%
Philip Morris International, Inc.	441	36,779
Wireless Telecommunication Services — 0.6%
SBA Communications Corp., Class A(1)	358	39,702
TOTAL COMMON STOCKS (Cost $5,215,897)		6,095,814
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth Index Fund (Cost $29,828)	320	29,322

TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $13,869), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $13,591)		13,591
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $11,100), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $10,873)		10,873
SSgA U.S. Government Money Market Fund, Class N	66,994	66,994
TOTAL TEMPORARY CASH INVESTMENTS (Cost $91,458)		91,458
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $5,337,183)		6,216,594
OTHER ASSETS AND LIABILITIES — (1.0)%		(61,561)
TOTAL NET ASSETS — 100.0%		$6,155,033

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,095,814	—	—
Exchange-Traded Funds	29,322	—	—
Temporary Cash Investments	66,994	24,464	—
	6,192,130	24,464	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,370,978
Gross tax appreciation of investments	$896,855
Gross tax depreciation of investments	(51,239)
Net tax appreciation (depreciation) of investments	$845,616

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
September 30, 2014

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 4.6%
Boeing Co. (The)	35,225	4,486,961
Honeywell International, Inc.	29,461	2,743,408
Lockheed Martin Corp.	24,708	4,516,128
Raytheon Co.	36,972	3,757,095
United Technologies Corp.	8,929	942,902
		16,446,494
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	42,307	4,158,355
Auto Components — 0.7%
Magna International, Inc.	27,198	2,581,362
Automobiles — 0.2%
Harley-Davidson, Inc.	10,259	597,074
Banks — 3.5%
Bank of America Corp.	42,580	725,989
Citigroup, Inc.	3,527	182,769
JPMorgan Chase & Co.	129,479	7,799,815
SunTrust Banks, Inc.	41,804	1,589,806
Wells Fargo & Co.	46,086	2,390,481
		12,688,860
Beverages — 1.1%
Coca-Cola Co. (The)	6,942	296,146
Dr Pepper Snapple Group, Inc.	56,055	3,604,897
PepsiCo, Inc.	663	61,718
		3,962,761
Biotechnology — 1.7%
Amgen, Inc.	35,665	5,009,506
Biogen Idec, Inc.(1)	3,750	1,240,537
		6,250,043
Capital Markets — 2.4%
Janus Capital Group, Inc.	231,713	3,369,107
Morgan Stanley	69,505	2,402,788
T. Rowe Price Group, Inc.	36,257	2,842,549
		8,614,444
Chemicals — 2.5%
Dow Chemical Co. (The)	77,422	4,060,010
E.I. du Pont de Nemours & Co.	68,191	4,893,386
		8,953,396
Commercial Services and Supplies — 1.2%
Pitney Bowes, Inc.	106,944	2,672,531
Steelcase, Inc., Class A	92,805	1,502,513
		4,175,044

Communications Equipment — 3.4%
Cisco Systems, Inc.	228,355	5,747,695
Harris Corp.	15,830	1,051,112
QUALCOMM, Inc.	70,918	5,302,539
		12,101,346
Containers and Packaging — 0.5%
Sonoco Products Co.	41,793	1,642,047
Diversified Consumer Services — 0.9%
DeVry Education Group, Inc.	14,083	602,893
H&R Block, Inc.	87,608	2,716,724
		3,319,617
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	12,483	1,724,402
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	187,752	6,616,380
BCE, Inc.	38,630	1,651,819
Verizon Communications, Inc.	127,629	6,380,174
		14,648,373
Electric Utilities — 0.9%
Entergy Corp.	40,973	3,168,442
Electrical Equipment — 1.0%
Emerson Electric Co.	55,514	3,474,066
Electronic Equipment, Instruments and Components — 1.0%
Corning, Inc.	157,076	3,037,850
TE Connectivity Ltd.	7,675	424,351
		3,462,201
Energy Equipment and Services — 2.5%
Baker Hughes, Inc.	13,874	902,643
Ensco plc, Class A	64,317	2,656,935
National Oilwell Varco, Inc.	41,849	3,184,709
Noble Corp. plc	78,833	1,751,669
Schlumberger Ltd.	6,233	633,834
		9,129,790
Food and Staples Retailing — 0.8%
Sysco Corp.	73,037	2,771,754
Food Products — 2.5%
Archer-Daniels-Midland Co.	78,207	3,996,378
ConAgra Foods, Inc.	61,715	2,039,063
Kellogg Co.	49,682	3,060,411
		9,095,852
Health Care Equipment and Supplies — 3.0%
Becton Dickinson and Co.	28,225	3,212,287
Medtronic, Inc.	70,782	4,384,945
St. Jude Medical, Inc.	50,309	3,025,080
		10,622,312
Health Care Providers and Services — 1.9%
Aetna, Inc.	40,518	3,281,958
Cardinal Health, Inc.	45,722	3,425,492
		6,707,450

Hotels, Restaurants and Leisure — 1.4%
Las Vegas Sands Corp.	42,443	2,640,379
McDonald's Corp.	18,935	1,795,227
Yum! Brands, Inc.	9,263	666,751
		5,102,357
Household Durables — 1.2%
Garmin Ltd.	61,277	3,185,791
Newell Rubbermaid, Inc.	31,949	1,099,365
		4,285,156
Household Products — 1.5%
Kimberly-Clark Corp.	34,714	3,734,185
Procter & Gamble Co. (The)	18,547	1,553,126
		5,287,311
Industrial Conglomerates — 3.4%
3M Co.	32,717	4,635,344
General Electric Co.	295,411	7,568,430
		12,203,774
Insurance — 2.8%
Allstate Corp. (The)	57,386	3,521,779
American International Group, Inc.	78,366	4,233,331
Old Republic International Corp.	171,328	2,446,564
		10,201,674
Internet Software and Services — 0.9%
Google, Inc., Class A(1)	2,873	1,690,502
Google, Inc., Class C(1)	2,998	1,730,925
		3,421,427
IT Services — 1.8%
International Business Machines Corp.	34,791	6,604,376
Machinery — 2.8%
Caterpillar, Inc.	43,871	4,344,545
Parker-Hannifin Corp.	25,088	2,863,795
Stanley Black & Decker, Inc.	31,875	2,830,182
		10,038,522
Media — 1.1%
Comcast Corp., Class A	2,237	120,306
Time Warner, Inc.	42,293	3,180,856
Walt Disney Co. (The)	6,235	555,102
		3,856,264
Multi-Utilities — 2.1%
Consolidated Edison, Inc.	38,874	2,202,601
Vectren Corp.	65,550	2,615,445
Wisconsin Energy Corp.	66,978	2,880,054
		7,698,100
Multiline Retail — 0.8%
Macy's, Inc.	51,154	2,976,140
Oil, Gas and Consumable Fuels — 6.9%
Chevron Corp.	16,010	1,910,313
ConocoPhillips	63,543	4,862,311
Exxon Mobil Corp.	112,418	10,572,913

Occidental Petroleum Corp.	45,261	4,351,845
Valero Energy Corp.	68,075	3,149,830
		24,847,212
Paper and Forest Products — 0.8%
International Paper Co.	62,417	2,979,788
Pharmaceuticals — 7.8%
AbbVie, Inc.	86,093	4,972,732
Eli Lilly & Co.	7,040	456,544
Johnson & Johnson	86,319	9,200,742
Merck & Co., Inc.	114,704	6,799,653
Pfizer, Inc.	227,139	6,716,500
		28,146,171
Real Estate Investment Trusts (REITs) — 3.0%
HCP, Inc.	75,628	3,003,188
Hospitality Properties Trust	99,051	2,659,519
National Retail Properties, Inc.	9,480	327,724
Rayonier, Inc.	76,096	2,369,629
Senior Housing Properties Trust	120,549	2,521,885
		10,881,945
Semiconductors and Semiconductor Equipment — 4.5%
Intel Corp.	179,527	6,251,130
Marvell Technology Group Ltd.	134,572	1,814,031
Maxim Integrated Products, Inc.	53,338	1,612,941
Texas Instruments, Inc.	81,309	3,877,626
Xilinx, Inc.	66,215	2,804,205
		16,359,933
Software — 5.8%
CA, Inc.	57,270	1,600,124
Compuware Corp.	281,150	2,983,002
Microsoft Corp.	220,198	10,208,379
Oracle Corp.	82,793	3,169,316
Symantec Corp.	126,310	2,969,548
		20,930,369
Specialty Retail — 1.7%
Best Buy Co., Inc.	26,659	895,476
GameStop Corp., Class A	56,204	2,315,605
Staples, Inc.	253,525	3,067,652
		6,278,733
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	98,756	9,949,667
Hewlett-Packard Co.	105,863	3,754,961
Lexmark International, Inc., Class A	40,341	1,714,492
Seagate Technology plc	60,278	3,452,121
Western Digital Corp.	15,944	1,551,670
		20,422,911
Thrifts and Mortgage Finance — 0.3%
EverBank Financial Corp.	8,394	148,238
New York Community Bancorp, Inc.	50,381	799,547
		947,785

Tobacco — 0.4%
Altria Group, Inc.	32,573	1,496,404
TOTAL COMMON STOCKS (Cost $284,202,443)		355,261,837
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $603,307), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $591,216)		591,216
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $482,823), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $472,972)		472,972
SSgA U.S. Government Money Market Fund, Class N	2,914,180	2,914,180
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,978,368)		3,978,368
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $288,180,811)		359,240,205
OTHER ASSETS AND LIABILITIES — 0.1%		265,589
TOTAL NET ASSETS — 100.0%		$359,505,794

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	355,261,837	—	—
Temporary Cash Investments	2,914,180	1,064,188	—
	358,176,017	1,064,188	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$290,338,099
Gross tax appreciation of investments	$74,353,028
Gross tax depreciation of investments	(5,450,922)
Net tax appreciation (depreciation) of investments	$68,902,106

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2014

VP International - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Australia — 3.1%
BHP Billiton Ltd.	45,656	1,353,923
Commonwealth Bank of Australia	37,597	2,478,401
CSL Ltd.	58,298	3,785,846
James Hardie Industries SE	104,760	1,097,920
		8,716,090
Belgium — 1.8%
Anheuser-Busch InBev NV	34,490	3,838,737
KBC Groep NV(1)	20,140	1,072,587
		4,911,324
China — 4.3%
Alibaba Group Holding Ltd. ADR(1)	9,578	851,005
Baidu, Inc. ADR(1)	13,690	2,987,569
Ctrip.com International Ltd. ADR(1)	26,830	1,522,871
ENN Energy Holdings Ltd.	128,000	837,415
Haier Electronics Group Co. Ltd.	566,000	1,483,364
Tencent Holdings Ltd.	170,500	2,536,140
Vipshop Holdings Ltd. ADR(1)	8,320	1,572,563
		11,790,927
Denmark — 4.7%
Coloplast A/S, B Shares	22,110	1,853,270
GN Store Nord A/S	89,185	1,967,244
Novo Nordisk A/S, B Shares	84,865	4,060,699
Pandora A/S	64,660	5,069,845
		12,951,058
France — 7.1%
Accor SA	57,770	2,562,216
Carrefour SA	43,240	1,335,866
Cie de St-Gobain	33,080	1,513,960
Cie Generale d'Optique Essilor International SA	9,742	1,069,765
Publicis Groupe SA	12,192	837,250
Schneider Electric SE	38,131	2,928,212
Technip SA	8,980	755,503
Total SA	58,150	3,778,816
Valeo SA	17,760	1,976,464
Zodiac Aerospace	93,620	2,986,323
		19,744,375
Germany — 4.8%
BASF SE	19,900	1,825,534
Bayer AG	35,080	4,913,736
Continental AG	13,782	2,622,419
Daimler AG	30,980	2,376,323
Wirecard AG	39,520	1,460,285
		13,198,297

Greece — 0.5%
Alpha Bank AE(1)	1,703,660	1,321,210
India — 2.2%
ICICI Bank Ltd. ADR	40,520	1,989,532
Tata Consultancy Services Ltd.	59,560	2,639,117
Tata Motors Ltd. ADR	33,280	1,454,669
		6,083,318
Indonesia — 0.7%
PT Bank Mandiri (Persero) Tbk	2,412,500	1,994,743
Ireland — 1.0%
Bank of Ireland(1)	7,312,243	2,863,077
Italy — 2.2%
Intesa Sanpaolo SpA	350,580	1,065,377
Luxottica Group SpA	35,279	1,836,729
UniCredit SpA	418,410	3,308,241
		6,210,347
Japan — 18.6%
Daikin Industries Ltd.	69,100	4,283,034
Daito Trust Construction Co. Ltd.	22,500	2,657,739
FANUC Corp.	14,000	2,528,744
Fuji Heavy Industries Ltd.	136,200	4,502,951
Japan Tobacco, Inc.	48,700	1,583,888
Keyence Corp.	10,500	4,563,323
Komatsu Ltd.	78,400	1,813,190
Kubota Corp.	126,000	1,990,381
Mizuho Financial Group, Inc.	997,400	1,781,542
Murata Manufacturing Co. Ltd.	24,400	2,774,269
Nidec Corp.	79,100	5,351,466
Nitori Holdings Co. Ltd.	27,500	1,702,530
Ono Pharmaceutical Co. Ltd.	14,100	1,252,191
ORIX Corp.	236,800	3,266,728
Panasonic Corp.	237,000	2,818,933
Rakuten, Inc.	153,930	1,772,634
Seven & I Holdings Co. Ltd.	51,800	2,009,184
Suzuki Motor Corp.	85,500	2,834,149
Unicharm Corp.	95,400	2,175,042
		51,661,918
Mexico — 1.0%
Cemex SAB de CV ADR(1)	212,424	2,770,009
Netherlands — 5.1%
Akzo Nobel NV	45,367	3,108,569
ASML Holding NV	53,605	5,336,573
ING Groep NV CVA(1)	249,590	3,565,418
Koninklijke Boskalis Westminster NV	38,530	2,169,501
		14,180,061
Norway — 0.8%
Statoil ASA	79,140	2,158,112
Russia — 0.8%
Magnit OJSC GDR	37,065	2,140,874

Spain — 2.4%
Amadeus IT Holding SA, A Shares	42,770	1,600,092
Bankia SA(1)	2,087,780	3,897,444
Inditex SA	40,100	1,107,932
		6,605,468
Sweden — 2.8%
Electrolux AB	44,670	1,181,749
Skandinaviska Enskilda Banken AB, A Shares	310,800	4,152,040
Svenska Cellulosa AB, B Shares	107,227	2,557,340
		7,891,129
Switzerland — 9.9%
Adecco SA	19,585	1,330,352
Givaudan SA	1,290	2,064,649
Nestle SA	78,420	5,770,404
Novartis AG	58,420	5,516,459
Roche Holding AG	28,719	8,516,129
Sika AG	530	1,838,651
UBS AG	136,056	2,374,246
		27,410,890
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	57,299	1,156,294
Turkey — 0.2%
BIM Birlesik Magazalar AS	31,858	666,813
United Kingdom — 24.5%
ARM Holdings plc	125,050	1,836,687
Ashtead Group plc	310,194	5,244,945
Associated British Foods plc	83,803	3,639,616
Barclays plc	315,690	1,164,046
BG Group plc	191,111	3,531,944
BT Group plc	406,470	2,501,370
Bunzl plc	74,770	1,951,536
Burberry Group plc	104,718	2,565,128
Capita Group plc (The)	96,768	1,826,030
Carnival plc	49,330	1,970,494
International Consolidated Airlines Group SA(1)	391,380	2,329,197
Intertek Group plc	44,930	1,909,091
ITV plc	666,992	2,246,929
Johnson Matthey plc	58,367	2,762,007
Lloyds Banking Group plc(1)	2,377,638	2,962,961
Next plc	6,560	702,425
Prudential plc	122,980	2,743,318
Reckitt Benckiser Group plc	50,240	4,357,392
Rio Tinto plc	93,437	4,591,977
Royal Bank of Scotland Group plc(1)	600,930	3,586,996
Smith & Nephew plc	166,835	2,812,832
St. James's Place plc	237,832	2,814,598
Weir Group plc (The)	98,290	3,986,758
Whitbread plc	60,580	4,079,613
		68,117,890
TOTAL COMMON STOCKS (Cost $232,464,780)		274,544,224

TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $182,706), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $179,044)		179,044
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $146,219), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $143,236)		143,236
SSgA U.S. Government Money Market Fund, Class N	882,535	882,535
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,204,815)		1,204,815
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $233,669,595)		275,749,039
OTHER ASSETS AND LIABILITIES — 0.7%		1,814,602
TOTAL NET ASSETS — 100.0%		$277,563,641

Market Sector Diversification
(as a % of net assets)
Financials	18.4%
Consumer Discretionary	18.0%
Industrials	15.8%
Health Care	13.0%
Consumer Staples	10.9%
Information Technology	10.1%
Materials	7.7%
Energy	3.8%
Telecommunication Services	0.9%
Utilities	0.3%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	14,304,512	260,239,712	—
Temporary Cash Investments	882,535	322,280	—
	15,187,047	260,561,992	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$237,827,655
Gross tax appreciation of investments	$43,920,752
Gross tax depreciation of investments	(5,999,368)
Net tax appreciation (depreciation) of investments	$37,921,384

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2014

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 5.8%
General Dynamics Corp.	170	21,605
Honeywell International, Inc.	2,710	252,355
Huntington Ingalls Industries, Inc.	480	50,021
Raytheon Co.	1,870	190,030
Textron, Inc.	3,190	114,808
United Technologies Corp.	3,350	353,760
		982,579
Auto Components — 0.5%
Delphi Automotive plc	1,330	81,582
Automobiles — 1.4%
Ford Motor Co.	16,490	243,887
Banks — 15.0%
Bank of America Corp.	8,820	150,381
Citigroup, Inc.	5,830	302,111
JPMorgan Chase & Co.	11,850	713,844
KeyCorp	9,760	130,101
PNC Financial Services Group, Inc. (The)	3,330	284,981
U.S. Bancorp	8,580	358,901
Wells Fargo & Co.	11,420	592,356
		2,532,675
Beverages — 0.4%
PepsiCo, Inc.	730	67,956
Biotechnology — 1.7%
Amgen, Inc.	1,130	158,720
Gilead Sciences, Inc.(1)	1,170	124,546
		283,266
Building Products — 0.7%
Masco Corp.	5,100	121,992
Capital Markets — 6.4%
Ameriprise Financial, Inc.	1,820	224,552
BlackRock, Inc.	400	131,328
Goldman Sachs Group, Inc. (The)	1,250	229,462
Invesco Ltd.	5,690	224,641
Morgan Stanley	3,600	124,452
State Street Corp.	1,950	143,540
		1,077,975
Chemicals — 2.2%
Dow Chemical Co. (The)	4,270	223,919
LyondellBasell Industries NV, Class A	1,330	144,518
		368,437
Communications Equipment — 1.5%
Cisco Systems, Inc.	3,140	79,034
QUALCOMM, Inc.	2,270	169,728
		248,762

Consumer Finance — 1.8%
Capital One Financial Corp.	3,070	250,573
Synchrony Financial(1)	1,940	47,627
		298,200
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	1,080	149,191
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	1,480	73,985
Electric Utilities — 2.3%
PPL Corp.	5,390	177,008
Westar Energy, Inc.	2,620	89,394
Xcel Energy, Inc.	4,090	124,336
		390,738
Electrical Equipment — 0.8%
Eaton Corp. plc	2,070	131,176
Energy Equipment and Services — 3.5%
Halliburton Co.	3,820	246,428
National Oilwell Varco, Inc.	1,990	151,439
Schlumberger Ltd.	1,810	184,059
		581,926
Food and Staples Retailing — 2.6%
CVS Health Corp.	4,320	343,829
Kroger Co. (The)	1,760	91,520
		435,349
Health Care Equipment and Supplies — 3.7%
Abbott Laboratories	6,180	257,026
Medtronic, Inc.	5,790	358,691
		615,717
Health Care Providers and Services — 2.0%
Aetna, Inc.	2,410	195,210
WellPoint, Inc.	1,260	150,721
		345,931
Hotels, Restaurants and Leisure — 0.5%
Marriott International, Inc., Class A	1,320	92,268
Household Durables — 1.1%
Whirlpool Corp.	1,240	180,606
Industrial Conglomerates — 0.7%
General Electric Co.	4,900	125,538
Insurance — 6.8%
Allstate Corp. (The)	3,640	223,387
American International Group, Inc.	3,440	185,829
MetLife, Inc.	4,280	229,922
Principal Financial Group, Inc.	1,750	91,822
Prudential Financial, Inc.	2,710	238,317
Travelers Cos., Inc. (The)	1,790	168,153
		1,137,430
Machinery — 2.6%
Ingersoll-Rand plc	5,040	284,054
Stanley Black & Decker, Inc.	1,720	152,719
		436,773
Media — 3.5%
Comcast Corp., Class A	3,890	209,204
Time Warner Cable, Inc.	820	117,662

Time Warner, Inc.	3,440	258,722
		585,588
Multiline Retail — 2.0%
Macy's, Inc.	3,990	232,138
Target Corp.	1,590	99,661
		331,799
Oil, Gas and Consumable Fuels — 10.0%
Chevron Corp.	6,010	717,113
Exxon Mobil Corp.	2,690	252,994
Imperial Oil Ltd.	4,020	189,918
Oasis Petroleum, Inc.(1)	2,600	108,706
Occidental Petroleum Corp.	2,500	240,375
Total SA ADR	2,670	172,082
		1,681,188
Paper and Forest Products — 0.9%
International Paper Co.	3,200	152,768
Pharmaceuticals — 6.0%
Catalent, Inc.(1)	2,446	61,223
Johnson & Johnson	5,860	624,618
Merck & Co., Inc.	5,340	316,555
		1,002,396
Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Property Group, Inc.	3,670	81,694
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	11,920	257,591
Microchip Technology, Inc.	5,040	238,039
		495,630
Software — 4.4%
Electronic Arts, Inc.(1)	4,800	170,928
Microsoft Corp.	6,400	296,704
Oracle Corp.	7,320	280,210
		747,842
Specialty Retail — 1.4%
Lowe's Cos., Inc.	4,350	230,202
Technology Hardware, Storage and Peripherals — 0.8%
Western Digital Corp.	1,320	128,462
Tobacco — 0.7%
Altria Group, Inc.	2,550	117,147
Trading Companies and Distributors — 0.5%
United Rentals, Inc.(1)	750	83,325
TOTAL COMMON STOCKS (Cost $12,387,923)		16,641,980
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $31,714), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $31,078)		31,078
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $25,380), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $24,863)		24,863
SSgA U.S. Government Money Market Fund, Class N	153,187	153,187
TOTAL TEMPORARY CASH INVESTMENTS (Cost $209,128)		209,128
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $12,597,051)		16,851,108
OTHER ASSETS AND LIABILITIES — (0.2)%		(27,988)
TOTAL NET ASSETS — 100.0%		$16,823,120

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	7,525	USD	6,746	JPMorgan Chase Bank N.A.	10/31/14	(31)
USD	157,953	CAD	175,143	JPMorgan Chase Bank N.A.	10/31/14	1,679
USD	4,110	CAD	4,599	JPMorgan Chase Bank N.A.	10/31/14	7
USD	144,474	EUR	112,392	UBS AG	10/31/14	2,490
USD	4,310	EUR	3,396	UBS AG	10/31/14	20
						4,165

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	16,452,062	189,918	—
Temporary Cash Investments	153,187	55,941	—
	16,605,249	245,859	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,196	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(31)	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,859,612
Gross tax appreciation of investments	$4,054,711
Gross tax depreciation of investments	(63,215)
Net tax appreciation (depreciation) of investments	$3,991,496

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2014

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 93.5%
Aerospace and Defense — 3.4%
BAE Systems plc	603,115	4,610,044
Exelis, Inc.	250,090	4,136,489
L-3 Communications Holdings, Inc.	16,460	1,957,423
Raytheon Co.	24,236	2,462,862
Rockwell Collins, Inc.	32,041	2,515,219
Textron, Inc.	117,177	4,217,200
Vectrus, Inc.(1)	13,074	255,343
		20,154,580
Banks — 7.8%
Bank of Hawaii Corp.	53,283	3,027,007
BB&T Corp.	78,902	2,935,943
BOK Financial Corp.	45,121	2,999,644
Comerica, Inc.	37,774	1,883,412
Commerce Bancshares, Inc.	170,230	7,599,918
Cullen/Frost Bankers, Inc.	48,400	3,703,084
M&T Bank Corp.	62,634	7,722,146
PNC Financial Services Group, Inc. (The)	81,279	6,955,857
SunTrust Banks, Inc.	102,066	3,881,570
Westamerica Bancorp.	103,159	4,798,957
		45,507,538
Capital Markets — 5.4%
Franklin Resources, Inc.	64,792	3,538,291
LPL Financial Holdings, Inc.	95,210	4,384,421
Northern Trust Corp.	236,814	16,110,456
State Street Corp.	60,106	4,424,403
T. Rowe Price Group, Inc.	37,497	2,939,765
		31,397,336
Commercial Services and Supplies — 5.4%
ADT Corp. (The)	250,134	8,869,752
Republic Services, Inc.	409,245	15,968,740
Tyco International Ltd.	97,560	4,348,249
Waste Management, Inc.	49,837	2,368,752
		31,555,493
Communications Equipment — 0.3%
Harris Corp.	26,212	1,740,477
Containers and Packaging — 1.2%
Bemis Co., Inc.	104,080	3,957,122
Sonoco Products Co.	73,443	2,885,575
		6,842,697
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	116,937	4,781,554
Electric Utilities — 5.6%
Edison International	121,273	6,781,586
Great Plains Energy, Inc.	258,916	6,258,000

Northeast Utilities	30,732	1,361,428
Southern Co. (The)	111,200	4,853,880
Westar Energy, Inc.	212,319	7,244,324
Xcel Energy, Inc.	214,410	6,518,064
		33,017,282
Electrical Equipment — 1.0%
Emerson Electric Co.	94,636	5,922,321
Electronic Equipment, Instruments and Components — 0.8%
TE Connectivity Ltd.	79,504	4,395,776
Energy Equipment and Services — 0.5%
Cameron International Corp.(1)	42,153	2,798,116
Food and Staples Retailing — 1.6%
Sysco Corp.	249,016	9,450,157
Food Products — 5.4%
Campbell Soup Co.	72,331	3,090,704
ConAgra Foods, Inc.	231,995	7,665,115
Danone SA	39,996	2,677,399
General Mills, Inc.	75,645	3,816,290
J.M. Smucker Co. (The)	47,053	4,657,777
Kellogg Co.	50,067	3,084,127
Kraft Foods Group, Inc.	55,646	3,138,434
Mondelez International, Inc., Class A	94,011	3,221,287
		31,351,133
Gas Utilities — 2.5%
Atmos Energy Corp.	78,163	3,728,375
Laclede Group, Inc. (The)	170,889	7,929,249
WGL Holdings, Inc.	66,205	2,788,555
		14,446,179
Health Care Equipment and Supplies — 4.1%
Boston Scientific Corp.(1)	265,938	3,140,728
CareFusion Corp.(1)	172,983	7,827,480
Medtronic, Inc.	93,677	5,803,290
Stryker Corp.	54,665	4,414,199
Zimmer Holdings, Inc.	30,660	3,082,863
		24,268,560
Health Care Providers and Services — 5.4%
Cardinal Health, Inc.	69,091	5,176,298
Cigna Corp.	31,680	2,873,059
Humana, Inc.	30,319	3,950,263
LifePoint Hospitals, Inc.(1)	102,471	7,089,969
Patterson Cos., Inc.	106,701	4,420,622
Quest Diagnostics, Inc.	129,102	7,833,909
		31,344,120
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	109,887	4,414,161
International Game Technology	233,042	3,931,418
		8,345,579
Industrial Conglomerates — 1.6%
Koninklijke Philips Electronics NV	288,512	9,206,698

Insurance — 7.6%
ACE Ltd.	55,703	5,841,574
Aflac, Inc.	49,154	2,863,221
Allstate Corp. (The)	48,631	2,984,484
Arthur J Gallagher & Co.	60,929	2,763,739
Brown & Brown, Inc.	94,788	3,047,434
Chubb Corp. (The)	53,031	4,830,063
HCC Insurance Holdings, Inc.	119,109	5,751,774
MetLife, Inc.	53,232	2,859,623
Reinsurance Group of America, Inc.	72,151	5,781,460
Travelers Cos., Inc. (The)	43,558	4,091,839
Unum Group	111,953	3,848,944
		44,664,155
IT Services — 0.6%
Fidelity National Information Services, Inc.	67,549	3,803,009
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	55,962	3,188,715
Bio-Rad Laboratories, Inc., Class A(1)	23,889	2,709,012
Waters Corp.(1)	28,176	2,792,805
		8,690,532
Machinery — 0.7%
Oshkosh Corp.	69,705	3,077,476
Stanley Black & Decker, Inc.	14,398	1,278,398
		4,355,874
Media — 0.5%
Markit Ltd.(1)	124,081	2,897,291
Metals and Mining — 2.2%
Constellium NV, Class A(1)	236,371	5,817,090
Newmont Mining Corp.	94,173	2,170,688
Nucor Corp.	86,684	4,705,207
		12,692,985
Multi-Utilities — 3.0%
Ameren Corp.	67,339	2,581,104
Consolidated Edison, Inc.	115,778	6,559,981
NorthWestern Corp.	57,482	2,607,384
PG&E Corp.	130,512	5,878,260
		17,626,729
Multiline Retail — 1.0%
Target Corp.	92,879	5,821,656
Oil, Gas and Consumable Fuels — 6.2%
Apache Corp.	89,397	8,391,696
Devon Energy Corp.	65,688	4,478,608
Imperial Oil Ltd.	297,129	14,037,319
Murphy Oil Corp.	35,271	2,007,273
Southwestern Energy Co.(1)	135,261	4,727,372
Williams Partners LP	52,042	2,760,828
		36,403,096
Pharmaceuticals — 0.7%
Hospira, Inc.(1)	80,199	4,172,754
Real Estate Investment Trusts (REITs) — 3.7%
Annaly Capital Management, Inc.	180,985	1,932,920
Capstead Mortgage Corp.	96,835	1,185,261

Corrections Corp. of America	193,401	6,645,258
Empire State Realty Trust, Inc.	180,314	2,708,316
Piedmont Office Realty Trust, Inc., Class A	364,491	6,429,621
Weyerhaeuser Co.	91,609	2,918,663
		21,820,039
Road and Rail — 0.9%
Heartland Express, Inc.	68,498	1,641,212
Werner Enterprises, Inc.	154,093	3,883,144
		5,524,356
Semiconductors and Semiconductor Equipment — 4.6%
Applied Materials, Inc.	257,404	5,562,501
KLA-Tencor Corp.	27,794	2,189,611
Lam Research Corp.	65,383	4,884,110
Maxim Integrated Products, Inc.	103,844	3,140,243
Microchip Technology, Inc.	44,819	2,116,801
MKS Instruments, Inc.	52,648	1,757,390
Teradyne, Inc.	362,339	7,025,753
		26,676,409
Specialty Retail — 2.1%
Bed Bath & Beyond, Inc.(1)	25,787	1,697,558
CST Brands, Inc.	80,154	2,881,536
Lowe's Cos., Inc.	145,292	7,688,853
		12,267,947
Technology Hardware, Storage and Peripherals — 2.0%
SanDisk Corp.	41,104	4,026,137
Western Digital Corp.	80,766	7,860,147
		11,886,284
Textiles, Apparel and Luxury Goods — 0.2%
Coach, Inc.	30,673	1,092,266
Thrifts and Mortgage Finance — 1.1%
Capitol Federal Financial, Inc.	114,924	1,358,402
People's United Financial, Inc.	351,422	5,085,076
		6,443,478
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	104,496	3,911,311
TOTAL COMMON STOCKS (Cost $469,111,406)		547,275,767
EXCHANGE-TRADED FUNDS — 3.3%
iShares Russell Midcap Value Index Fund (Cost $18,682,720)	280,044	19,603,080
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $2,922,409), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $2,863,837)		2,863,837
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $2,338,783), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $2,291,071)		2,291,070
SSgA U.S. Government Money Market Fund, Class N	14,209,857	14,209,857
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,364,764)		19,364,764
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $507,158,890)		586,243,611
OTHER ASSETS AND LIABILITIES — (0.1)%		(848,910)
TOTAL NET ASSETS — 100.0%		$585,394,701

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	15,437,249	CAD	17,117,361	JPMorgan Chase Bank N.A.	10/31/14	164,118
USD	9,929,958	EUR	7,724,931	UBS AG	10/31/14	171,160
USD	264,696	EUR	206,920	UBS AG	10/31/14	3,297
GBP	80,264	USD	131,163	Credit Suisse AG	10/31/14	(1,075)
USD	4,043,081	GBP	2,471,585	Credit Suisse AG	10/31/14	37,278
						374,778

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	512,832,996	34,442,771	—
Exchange-Traded Funds	19,603,080	—	—
Temporary Cash Investments	14,209,857	5,154,907	—
	546,645,933	39,597,678	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	375,853	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,075)	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$513,447,362
Gross tax appreciation of investments	$77,208,763
Gross tax depreciation of investments	(4,412,514)
Net tax appreciation (depreciation) of investments	$72,796,249

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2014

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 3.5%
Boeing Co. (The)	20,760	2,644,409
United Technologies Corp.	30,960	3,269,376
		5,913,785
Auto Components — 0.6%
BorgWarner, Inc.	18,600	978,546
Automobiles — 0.9%
Tesla Motors, Inc.(1)	6,230	1,511,896
Banks — 1.0%
JPMorgan Chase & Co.	29,230	1,760,815
Beverages — 1.1%
Boston Beer Co., Inc., Class A(1)	2,590	574,358
Constellation Brands, Inc., Class A(1)	14,760	1,286,482
		1,860,840
Biotechnology — 8.7%
Alexion Pharmaceuticals, Inc.(1)	10,490	1,739,452
Celgene Corp.(1)	44,260	4,194,963
Gilead Sciences, Inc.(1)	59,720	6,357,194
Isis Pharmaceuticals, Inc.(1)	7,780	302,097
Regeneron Pharmaceuticals, Inc.(1)	5,400	1,946,808
		14,540,514
Capital Markets — 1.9%
Franklin Resources, Inc.	28,550	1,559,116
T. Rowe Price Group, Inc.	19,660	1,541,344
		3,100,460
Chemicals — 2.9%
Monsanto Co.	27,900	3,139,029
Valspar Corp. (The)	21,080	1,665,109
		4,804,138
Communications Equipment — 2.2%
QUALCOMM, Inc.	49,200	3,678,684
Consumer Finance — 1.1%
American Express Co.	21,400	1,873,356
Electrical Equipment — 3.0%
Acuity Brands, Inc.	10,960	1,290,102
Eaton Corp. plc	16,070	1,018,356
Emerson Electric Co.	42,850	2,681,553
		4,990,011
Energy Equipment and Services — 2.7%
Core Laboratories NV	10,130	1,482,525
Schlumberger Ltd.	29,330	2,982,568
		4,465,093

Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	24,040	3,012,693
Food Products — 1.6%
Mead Johnson Nutrition Co.	15,590	1,500,070
Nestle SA	16,980	1,249,445
		2,749,515
Health Care Equipment and Supplies — 2.1%
Intuitive Surgical, Inc.(1)	3,450	1,593,279
St. Jude Medical, Inc.	20,570	1,236,874
Varian Medical Systems, Inc.(1)	8,350	669,002
		3,499,155
Health Care Providers and Services — 3.3%
Express Scripts Holding Co.(1)	29,310	2,070,165
UnitedHealth Group, Inc.	40,400	3,484,500
		5,554,665
Health Care Technology — 1.0%
Cerner Corp.(1)	27,010	1,608,986
Hotels, Restaurants and Leisure — 4.1%
Chipotle Mexican Grill, Inc.(1)	1,050	699,919
Starbucks Corp.	52,350	3,950,331
Wynn Resorts Ltd.	11,720	2,192,578
		6,842,828
Household Products — 0.4%
Colgate-Palmolive Co.	9,830	641,113
Insurance — 1.4%
MetLife, Inc.	45,240	2,430,293
Internet and Catalog Retail — 2.3%
Amazon.com, Inc.(1)	12,040	3,882,178
Internet Software and Services — 9.8%
Alibaba Group Holding Ltd. ADR(1)	2,073	184,186
Baidu, Inc. ADR(1)	6,400	1,396,672
Facebook, Inc., Class A(1)	46,030	3,638,211
Google, Inc., Class A(1)	6,620	3,895,274
Google, Inc., Class C(1)	6,610	3,816,350
LinkedIn Corp., Class A(1)	7,830	1,626,996
Tencent Holdings Ltd.	77,200	1,148,329
Yelp, Inc.(1)	10,620	724,815
		16,430,833
IT Services — 4.2%
MasterCard, Inc., Class A	48,880	3,613,209
Teradata Corp.(1)	13,330	558,794
Visa, Inc., Class A	13,030	2,780,211
		6,952,214
Machinery — 3.3%
Cummins, Inc.	14,670	1,936,147
Donaldson Co., Inc.	16,430	667,551
WABCO Holdings, Inc.(1)	17,910	1,628,914
Wabtec Corp.	15,780	1,278,811
		5,511,423

Media — 4.4%
Comcast Corp., Class A	27,600	1,484,328
Time Warner, Inc.	35,060	2,636,863
Walt Disney Co. (The)	37,250	3,316,367
		7,437,558
Oil, Gas and Consumable Fuels — 3.2%
Concho Resources, Inc.(1)	7,740	970,518
EOG Resources, Inc.	14,090	1,395,192
Noble Energy, Inc.	26,480	1,810,173
Occidental Petroleum Corp.	12,700	1,221,105
		5,396,988
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	23,330	1,743,218
Pharmaceuticals — 1.4%
Pfizer, Inc.	76,590	2,264,766
Professional Services — 1.0%
Nielsen NV	36,560	1,620,705
Semiconductors and Semiconductor Equipment — 1.4%
ARM Holdings plc	83,600	1,227,885
Linear Technology Corp.	26,670	1,183,881
		2,411,766
Software — 4.4%
NetSuite, Inc.(1)	9,340	836,304
Oracle Corp.	66,820	2,557,869
Salesforce.com, Inc.(1)	22,680	1,304,780
Splunk, Inc.(1)	3,460	191,546
Tableau Software, Inc., Class A(1)	7,670	557,225
VMware, Inc., Class A(1)	13,840	1,298,746
Workday, Inc.(1)	6,880	567,600
		7,314,070
Specialty Retail — 3.9%
Home Depot, Inc. (The)	16,700	1,532,058
O'Reilly Automotive, Inc.(1)	7,900	1,187,844
Tiffany & Co.	13,870	1,335,820
TJX Cos., Inc. (The)	41,290	2,443,129
		6,498,851
Technology Hardware, Storage and Peripherals — 8.9%
Apple, Inc.	131,540	13,252,655
EMC Corp.	54,790	1,603,155
		14,855,810
Textiles, Apparel and Luxury Goods — 3.6%
Burberry Group plc	37,960	929,852
NIKE, Inc., Class B	39,760	3,546,592
Under Armour, Inc., Class A(1)	21,860	1,510,526
		5,986,970
Tobacco — 1.8%
Philip Morris International, Inc.	36,450	3,039,930
TOTAL COMMON STOCKS (Cost $78,353,534)		167,164,666

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth Index Fund (Cost $773,446)	8,370	766,943
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $13,642), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $13,369)		13,369
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $10,918), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $10,695)		10,695
SSgA U.S. Government Money Market Fund, Class N	65,895	65,895
TOTAL TEMPORARY CASH INVESTMENTS (Cost $89,959)		89,959
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $79,216,939)		168,021,568
OTHER ASSETS AND LIABILITIES — (0.5)%		(777,208)
TOTAL NET ASSETS — 100.0%		$167,244,360

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,081,322	CHF	1,015,362	Credit Suisse AG	10/31/14	17,530
GBP	43,448	USD	70,999	Credit Suisse AG	10/31/14	(582)
USD	1,896,359	GBP	1,159,268	Credit Suisse AG	10/31/14	17,485
USD	47,516	GBP	29,314	Credit Suisse AG	10/31/14	5
						34,438

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	162,609,155	4,555,511	—
Exchange-Traded Funds	766,943	—	—
Temporary Cash Investments	65,895	24,064	—
	163,441,993	4,579,575	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	35,020	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(582)	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$80,778,218
Gross tax appreciation of investments	$87,565,303
Gross tax depreciation of investments	(321,953)
Net tax appreciation (depreciation) of investments	$87,243,350

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2014

VP Value - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.2%
Aerospace and Defense — 1.4%
BAE Systems plc	459,314	3,510,869
Boeing Co. (The)	29,411	3,746,373
Exelis, Inc.	40,338	667,191
Textron, Inc.	127,075	4,573,429
		12,497,862
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	26,790	2,633,189
Airlines — 0.2%
Japan Airlines Co. Ltd.	78,962	2,159,891
Automobiles — 1.2%
General Motors Co.	191,124	6,104,500
Honda Motor Co., Ltd.	129,200	4,476,499
		10,580,999
Banks — 11.3%
Bank of America Corp.	473,400	8,071,470
Bank of Hawaii Corp.	29,690	1,686,689
BB&T Corp.	59,520	2,214,739
BOK Financial Corp.	48,850	3,247,548
Commerce Bancshares, Inc.	130,822	5,840,548
Cullen/Frost Bankers, Inc.	40,842	3,124,821
Investors Bancorp, Inc.	98,768	1,000,520
JPMorgan Chase & Co.	380,219	22,904,393
M&T Bank Corp.	42,474	5,236,620
PNC Financial Services Group, Inc. (The)	116,792	9,995,059
U.S. Bancorp	334,422	13,988,872
Wells Fargo & Co.	421,692	21,873,164
		99,184,443
Beverages — 0.3%
PepsiCo, Inc.	28,921	2,692,256
Capital Markets — 3.8%
Franklin Resources, Inc.	54,235	2,961,773
Goldman Sachs Group, Inc. (The)	27,036	4,962,999
LPL Financial Holdings, Inc.	75,790	3,490,129
Northern Trust Corp.	240,024	16,328,833
State Street Corp.	74,560	5,488,362
		33,232,096
Commercial Services and Supplies — 4.2%
ADT Corp. (The)	216,698	7,684,111
Republic Services, Inc.	441,649	17,233,144
Tyco International Ltd.	149,397	6,658,624
Waste Management, Inc.	111,252	5,287,808
		36,863,687

Communications Equipment — 2.0%
Cisco Systems, Inc.	645,353	16,243,535
QUALCOMM, Inc.	23,820	1,781,021
		18,024,556
Consumer Finance — 0.2%
Synchrony Financial(1)	74,908	1,838,991
Containers and Packaging — 0.6%
Bemis Co., Inc.	76,565	2,911,002
Sonoco Products Co.	50,001	1,964,539
		4,875,541
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class A(1)	50	10,345,000
Berkshire Hathaway, Inc., Class B(1)	34,364	4,747,043
		15,092,043
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	505,070	17,798,667
CenturyLink, Inc.	96,958	3,964,612
		21,763,279
Electric Utilities — 2.5%
Great Plains Energy, Inc.	250,593	6,056,833
Southern Co. (The)	82,159	3,586,241
Westar Energy, Inc.	162,052	5,529,214
Xcel Energy, Inc.	213,653	6,495,051
		21,667,339
Electrical Equipment — 0.3%
Emerson Electric Co.	44,830	2,805,461
Food and Staples Retailing — 2.4%
Sysco Corp.	178,838	6,786,902
Wal-Mart Stores, Inc.	190,348	14,555,912
		21,342,814
Food Products — 2.1%
ConAgra Foods, Inc.	132,694	4,384,210
Danone SA	42,423	2,839,867
J.M. Smucker Co. (The)	22,420	2,219,356
Kellogg Co.	49,972	3,078,275
Mondelez International, Inc., Class A	175,776	6,022,964
		18,544,672
Gas Utilities — 0.5%
Laclede Group, Inc. (The)	92,627	4,297,893
Health Care Equipment and Supplies — 4.1%
Boston Scientific Corp.(1)	372,654	4,401,044
CareFusion Corp.(1)	234,579	10,614,700
Covidien plc	29,967	2,592,445
Medtronic, Inc.	162,273	10,052,812
Stryker Corp.	70,491	5,692,148
Zimmer Holdings, Inc.	30,458	3,062,552
		36,415,701

Health Care Providers and Services — 1.7%
LifePoint Hospitals, Inc.(1)	62,468	4,322,161
UnitedHealth Group, Inc.	118,848	10,250,640
		14,572,801
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	97,985	3,936,057
International Game Technology	214,475	3,618,193
International Speedway Corp., Class A	110,294	3,489,702
Speedway Motorsports, Inc.	83,810	1,429,799
		12,473,751
Household Products — 2.8%
Procter & Gamble Co. (The)	298,088	24,961,889
Industrial Conglomerates — 4.0%
General Electric Co.	1,060,312	27,165,193
Koninklijke Philips Electronics NV	248,448	7,928,217
		35,093,410
Insurance — 4.6%
ACE Ltd.	54,899	5,757,258
Aflac, Inc.	74,415	4,334,674
Brown & Brown, Inc.	57,399	1,845,378
Chubb Corp. (The)	66,374	6,045,344
HCC Insurance Holdings, Inc.	121,489	5,866,704
MetLife, Inc.	110,889	5,956,957
Reinsurance Group of America, Inc.	62,752	5,028,318
Travelers Cos., Inc. (The)	32,823	3,083,392
Unum Group	64,590	2,220,604
		40,138,629
IT Services — 0.2%
Teradata Corp.(1)	38,040	1,594,637
Life Sciences Tools and Services — 0.2%
Waters Corp.(1)	21,670	2,147,930
Media — 0.7%
Markit Ltd.(1)	132,355	3,090,489
Walt Disney Co. (The)	32,031	2,851,720
		5,942,209
Metals and Mining — 1.3%
Constellium NV, Class A(1)	147,232	3,623,379
Freeport-McMoRan, Inc.	122,752	4,007,853
Newmont Mining Corp.	49,536	1,141,805
Nucor Corp.	49,610	2,692,831
		11,465,868
Multi-Utilities — 1.4%
Consolidated Edison, Inc.	54,793	3,104,571
PG&E Corp.	197,390	8,890,446
		11,995,017
Multiline Retail — 0.9%
Target Corp.	127,891	8,016,208

Oil, Gas and Consumable Fuels — 15.3%
Apache Corp.	98,855	9,279,519
Chevron Corp.	207,680	24,780,378
Devon Energy Corp.	77,976	5,316,404
Exxon Mobil Corp.	391,107	36,783,613
Imperial Oil Ltd.	289,439	13,674,019
Occidental Petroleum Corp.	156,353	15,033,341
Peabody Energy Corp.	264,924	3,279,759
Southwestern Energy Co.(1)	175,569	6,136,136
Total SA	193,272	12,559,577
Ultra Petroleum Corp.(1)	165,312	3,845,157
Williams Partners LP	80,495	4,270,260
		134,958,163
Pharmaceuticals — 6.9%
Hospira, Inc.(1)	54,946	2,858,841
Johnson & Johnson	159,541	17,005,475
Mallinckrodt plc(1)	13,001	1,172,040
Merck & Co., Inc.	222,612	13,196,439
Pfizer, Inc.	891,869	26,372,566
		60,605,361
Real Estate Investment Trusts (REITs) — 2.7%
Annaly Capital Management, Inc.	482,664	5,154,852
Capstead Mortgage Corp.	239,262	2,928,567
Corrections Corp. of America	199,165	6,843,309
Empire State Realty Trust, Inc.	200,661	3,013,928
Piedmont Office Realty Trust, Inc., Class A	344,018	6,068,478
		24,009,134
Road and Rail — 0.6%
Heartland Express, Inc.	80,785	1,935,609
Werner Enterprises, Inc.	145,475	3,665,970
		5,601,579
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	357,894	7,734,090
Broadcom Corp., Class A	64,860	2,621,641
Intel Corp.	409,927	14,273,658
Marvell Technology Group Ltd.	136,090	1,834,493
Maxim Integrated Products, Inc.	55,730	1,685,275
MKS Instruments, Inc.	68,040	2,271,175
Teradyne, Inc.	177,361	3,439,030
		33,859,362
Software — 1.5%
Microsoft Corp.	143,321	6,644,361
NICE Systems Ltd. ADR	91,671	3,739,260
Oracle Corp.	78,553	3,007,009
		13,390,630
Specialty Retail — 1.1%
CST Brands, Inc.	73,299	2,635,099
Lowe's Cos., Inc.	124,618	6,594,785
		9,229,884

Technology Hardware, Storage and Peripherals — 3.4%
Apple, Inc.	65,368	6,585,826
EMC Corp.	254,283	7,440,320
Hewlett-Packard Co.	128,657	4,563,464
NetApp, Inc.	43,027	1,848,440
QLogic Corp.(1)	278,773	2,553,561
SanDisk Corp.	30,798	3,016,664
Western Digital Corp.	41,478	4,036,639
		30,044,914
Textiles, Apparel and Luxury Goods — 0.3%
Coach, Inc.	68,260	2,430,739
Thrifts and Mortgage Finance — 0.5%
People's United Financial, Inc.	295,722	4,279,097
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	59,340	2,221,111
TOTAL COMMON STOCKS (Cost $652,436,165)		855,545,036
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $3,779,465), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $3,703,717)		3,703,717
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $3,024,680), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $2,962,974)		2,962,973
SSgA U.S. Government Money Market Fund, Class N	7,091,131	7,091,131
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,757,821)		13,757,821
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $666,193,986)		869,302,857
OTHER ASSETS AND LIABILITIES — 1.2%		10,865,832
TOTAL NET ASSETS — 100.0%		$880,168,689

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,075,666	CAD	13,389,921	JPMorgan Chase Bank N.A.	10/31/14	128,380
EUR	710,438	USD	908,806	UBS AG	10/31/14	(11,320)
EUR	453,935	USD	575,649	UBS AG	10/31/14	(2,199)
USD	487,690	EUR	382,406	UBS AG	10/31/14	4,602
USD	18,579,991	EUR	14,454,154	UBS AG	10/31/14	320,259
GBP	240,367	USD	389,613	Credit Suisse AG	10/31/14	(40)
USD	3,042,860	GBP	1,860,138	Credit Suisse AG	10/31/14	28,056
USD	4,958,235	JPY	539,763,360	Credit Suisse AG	10/31/14	35,796
						503,534

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	806,174,986	49,370,050	—
Temporary Cash Investments	7,091,131	6,666,690	—
	813,266,117	56,036,740	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	517,093	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(13,559)	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$686,261,570
Gross tax appreciation of investments	$190,239,172
Gross tax depreciation of investments	(7,197,885)
Net tax appreciation (depreciation) of investments	$183,041,287

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2014